Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
AAR Corp.
(a)
........................ 48,274 $ 3,996,604
AeroVironment, Inc.
(a)
.................. 39,436 9,539,174
Archer Aviation, Inc. , Class A
(a) (b)
........... 765,635 5,757,575
Astronics Corp.
(a)
..................... 41,243 2,237,020
ATI, Inc.
(a)
.......................... 165,101 18,946,991
Axon Enterprise, Inc.
(a)
................. 95,788 54,400,879
Beta Technologies, Inc. , Class A
(a) (b)
........ 46,430 1,309,790
Boeing Co. (The)
(a)
.................... 949,614 206,180,192
BWX Technologies, Inc. ................ 111,458 19,264,401
Byrna Technologies, Inc.
(a) (b)
.............. 23,536 395,169
Cadre Holdings, Inc. ................... 39,808 1,625,759
Carpenter Technology Corp. ............. 60,506 19,049,709
Curtiss-Wright Corp. ................... 45,532 25,100,426
Ducommun, Inc.
(a) (b)
................... 17,508 1,665,536
Firefly Aerospace, Inc.
(a) (b)
............... 26,208 586,273
GE Aerospace ....................... 1,278,258 393,741,812
General Dynamics Corp. ................ 304,782 102,607,908
HEICO Corp. ....................... 44,386 14,362,866
HEICO Corp. , Class A .................. 99,852 25,205,640
Hexcel Corp. ........................ 100,478 7,425,324
Howmet Aerospace, Inc. ................ 488,688 100,190,814
Huntington Ingalls Industries, Inc. .......... 47,539 16,166,588
Intuitive Machines, Inc. , Class A
(a) (b)
......... 138,736 2,251,685
Karman Holdings, Inc.
(a) (b)
............... 93,339 6,829,615
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 205,538 15,602,390
L3Harris Technologies, Inc. .............. 225,542 66,212,365
Leonardo DRS, Inc. ................... 93,470 3,186,392
Loar Holdings, Inc.
(a) (b)
.................. 43,368 2,949,024
Lockheed Martin Corp. ................. 245,721 118,847,876
Mercury Systems, Inc.
(a)
................ 65,539 4,785,002
Moog, Inc. , Class A ................... 34,795 8,474,322
National Presto Industries, Inc. ............ 9,907 1,057,671
Northrop Grumman Corp. ............... 162,331 92,562,760
Red Cat Holdings, Inc.
(a) (b)
............... 116,065 920,395
Redwire Corp.
(a) (b)
..................... 87,227 662,925
Rocket Lab Corp.
(a)
................... 570,815 39,820,054
RTX Corp. ......................... 1,624,170 297,872,778
StandardAero, Inc.
(a)
................... 175,057 5,020,635
Textron, Inc.
(b)
....................... 210,716 18,368,114
TransDigm Group, Inc. ................. 68,142 90,618,639
V2X, Inc.
(a)
......................... 25,203 1,374,824
Voyager Technologies, Inc. , Class A
(a) (b)
...... 75 1,960
VSE Corp.
(b)
........................ 29,115 5,030,199
Woodward, Inc. ...................... 73,207 22,131,940
1,834,338,015
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 143,770 23,112,465
Expeditors International of Washington, Inc. ... 162,049 24,146,921
FedEx Corp. ........................ 260,551 75,262,762
Forward Air Corp.
(a)
................... 24,884 622,100
GXO Logistics, Inc.
(a) (b)
................. 142,210 7,485,934
Hub Group, Inc. , Class A ................ 78,029 3,324,816
United Parcel Service, Inc. , Class B ........ 893,345 88,610,891
222,565,889
Automobile Components — 0.1%
Adient plc
(a)
......................... 112,873 2,163,775
American Axle & Manufacturing Holdings, Inc.
(a) (b)
171,622 1,100,097
Aptiv plc
(a)
.......................... 263,673 20,062,879
Autoliv, Inc. ......................... 85,210 10,114,427
BorgWarner, Inc. ..................... 259,029 11,671,847
Cooper-Standard Holdings, Inc.
(a) (b)
......... 23,191 761,360
Dana, Inc. .......................... 146,504 3,480,935
Security
Shares
Shares Value
Automobile Components (continued)
Dorman Products, Inc.
(a)
................ 33,662 $ 4,146,822
Fox Factory Holding Corp.
(a)
.............. 51,906 888,112
Garrett Motion, Inc. ................... 161,954 2,822,858
Gentex Corp. ....................... 266,026 6,190,425
Gentherm, Inc.
(a)
..................... 40,309 1,466,038
Goodyear Tire & Rubber Co. (The)
(a)
........ 352,455 3,087,506
Kodiak AI, Inc.
(a) (b)
..................... 118,391 1,292,830
LCI Industries ....................... 30,341 3,681,577
Lear Corp. ......................... 61,249 7,019,135
Mobileye Global, Inc. , Class A
(a)
........... 201,863 2,107,450
Patrick Industries, Inc. ................. 42,153 4,570,650
Phinia, Inc. ......................... 51,659 3,238,503
QuantumScape Corp. , Class A
(a) (b)
......... 582,768 6,072,442
Solid Power, Inc. , Class A
(a) (b)
............. 246,061 1,045,759
Standard Motor Products, Inc. ............ 30,320 1,117,292
Visteon Corp. ....................... 33,578 3,193,268
XPEL, Inc.
(a) (b) (c)
...................... 28,186 1,406,763
102,702,750
Automobiles — 2.1%
Ford Motor Co. ...................... 4,713,879 61,846,093
General Motors Co. ................... 1,126,302 91,590,879
Harley-Davidson, Inc. .................. 139,909 2,866,735
Lucid Group, Inc.
(a) (b)
................... 186,372 1,969,952
Rivian Automotive, Inc. , Class A
(a) (b)
......... 987,206 19,457,830
Tesla, Inc.
(a)
......................... 3,403,046 1,530,417,847
Thor Industries, Inc. ................... 65,042 6,677,862
Winnebago Industries, Inc. .............. 36,026 1,459,774
1,716,286,972
Banks — 3.9%
1st Source Corp. ..................... 26,054 1,628,114
Amalgamated Financial Corp. ............ 32,010 1,025,280
Amerant Bancorp, Inc. , Class A ........... 75,065 1,464,518
Ameris Bancorp ...................... 77,871 5,783,479
Arrow Financial Corp. .................. 34,472 1,082,421
Associated Banc-Corp. ................. 230,094 5,927,221
Atlantic Union Bankshares Corp. .......... 173,958 6,140,717
Axos Financial, Inc.
(a)
.................. 67,657 5,829,327
Banc of California, Inc. ................. 199,839 3,854,894
BancFirst Corp. ...................... 25,513 2,704,888
Bancorp, Inc. (The)
(a)
.................. 57,976 3,914,540
Bank First Corp. ..................... 10,786 1,313,951
Bank of America Corp. ................. 8,142,237 447,823,035
Bank of Hawaii Corp. .................. 46,907 3,207,032
Bank of Marin Bancorp ................. 33,414 869,098
Bank OZK ......................... 129,406 5,955,264
BankUnited, Inc. ..................... 85,211 3,797,854
Banner Corp. ....................... 42,257 2,647,824
Bar Harbor Bankshares ................ 30,424 944,665
BayCom Corp. ...................... 31,437 924,248
Beacon Financial Corp. ................. 97,108 2,560,738
BOK Financial Corp. ................... 31,292 3,706,850
Bridgewater Bancshares, Inc.
(a)
........... 60,197 1,055,253
Burke & Herbert Financial Services Corp. .... 12,985 809,095
Business First Bancshares, Inc. ........... 45,831 1,198,022
Byline Bancorp, Inc. ................... 53,690 1,565,063
Cadence Bank ...................... 126,472 5,418,060
Camden National Corp. ................ 31,201 1,353,499
Capital City Bank Group, Inc. ............. 18,790 799,890
Capitol Federal Financial, Inc. ............ 145,055 987,825
Carter Bankshares, Inc.
(a)
............... 50,956 1,001,795
Cathay General Bancorp ................ 84,648 4,096,117
CB Financial Services, Inc. .............. 28,558 995,532
Citigroup, Inc. ....................... 2,165,328 252,672,124

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Citizens Financial Group, Inc. ............ 517,316 $ 30,216,428
City Holding Co. ..................... 14,515 1,730,188
CNB Financial Corp. ................... 39,818 1,042,037
Coastal Financial Corp.
(a) (b)
.............. 18,974 2,174,231
Colony Bankcorp, Inc. ................. 78,488 1,398,656
Columbia Banking System, Inc. ........... 376,011 10,509,507
Columbia Financial, Inc.
(a) (b)
.............. 40,145 623,853
Comerica, Inc. ....................... 156,805 13,631,059
Commerce Bancshares, Inc. ............. 166,849 8,732,877
Community Financial System, Inc. ......... 65,465 3,760,310
Community Trust Bancorp, Inc. ........... 22,354 1,263,001
ConnectOne Bancorp, Inc. .............. 90,151 2,363,759
Cullen/Frost Bankers, Inc. ............... 79,637 10,084,433
Customers Bancorp, Inc.
(a)
............... 39,202 2,866,450
CVB Financial Corp. ................... 189,301 3,520,999
Dime Community Bancshares, Inc. ......... 47,345 1,424,611
Eagle Bancorp, Inc. ................... 40,450 866,439
East West Bancorp, Inc. ................ 170,771 19,192,953
Eastern Bankshares, Inc. ............... 279,837 5,157,396
Enterprise Financial Services Corp. ........ 53,421 2,884,734
Equity Bancshares, Inc. , Class A .......... 30,955 1,382,141
Esquire Financial Holdings, Inc.
(b)
.......... 13,526 1,380,599
Farmers National Banc Corp. ............. 82,598 1,100,205
FB Financial Corp. .................... 55,422 3,092,548
Fifth Third Bancorp ................... 795,784 37,250,649
Financial Institutions, Inc. ............... 37,339 1,163,857
First Bancorp ....................... 176,100 5,217,611
First Busey Corp. ..................... 129,958 3,091,701
First Citizens BancShares, Inc. , Class A ...... 12,065 25,893,662
First Commonwealth Financial Corp. ........ 142,073 2,395,351
First Community Bankshares, Inc. ......... 20,937 706,205
First Financial Bancorp ................. 114,092 2,854,582
First Financial Bankshares, Inc. ........... 167,911 5,015,502
First Financial Corp. ................... 21,312 1,287,671
First Foundation, Inc.
(a) (b)
................ 144,309 888,943
First Hawaiian, Inc. ................... 150,657 3,811,622
First Horizon Corp. .................... 610,024 14,579,574
First Interstate BancSystem, Inc. , Class A .... 125,474 4,341,400
First Merchants Corp. .................. 72,761 2,727,082
First Mid Bancshares, Inc. ............... 30,047 1,171,833
First Western Financial, Inc.
(a) (b)
........... 30,413 815,373
Flagstar Bank NA ..................... 366,148 4,609,803
Flushing Financial Corp. ................ 52,738 800,035
FNB Corp. ......................... 476,336 8,145,346
Fulton Financial Corp. .................. 216,515 4,185,235
German American Bancorp, Inc. ........... 51,202 2,006,094
Glacier Bancorp, Inc. .................. 159,736 7,036,371
Great Southern Bancorp, Inc. ............. 10,844 667,557
Hancock Whitney Corp. ................ 104,958 6,683,725
Heritage Commerce Corp. ............... 90,057 1,081,585
Heritage Financial Corp. ................ 44,134 1,043,769
Hilltop Holdings, Inc. ................... 61,007 2,070,578
Hingham Institution for Savings (The) ....... 2,445 694,282
Home BancShares, Inc. ................ 248,848 6,912,997
HomeTrust Bancshares, Inc. ............. 25,957 1,114,594
Hope Bancorp, Inc. ................... 166,175 1,821,278
Horizon Bancorp, Inc. .................. 76,415 1,295,998
Huntington Bancshares, Inc. ............. 1,942,031 33,694,238
Independent Bank Corp. ................ 93,356 5,522,302
International Bancshares Corp. ........... 67,237 4,467,226
John Marshall Bancorp, Inc. ............. 29,885 597,401
JPMorgan Chase & Co. ................ 3,295,966 1,062,026,165
Kearny Financial Corp. ................. 96,774 717,095
KeyCorp ........................... 1,126,716 23,255,418
Lakeland Financial Corp. ................ 25,708 1,466,898
Security
Shares
Shares Value
Banks (continued)
Live Oak Bancshares, Inc. ............... 56,563 $ 1,942,939
M&T Bank Corp. ..................... 183,757 37,023,360
Mechanics Bancorp ................... 73,591 1,076,636
Mercantile Bank Corp. ................. 21,004 1,010,292
Metropolitan Bank Holding Corp. .......... 14,608 1,115,467
Mid Penn Bancorp, Inc. ................. 31,295 970,771
Midland States Bancorp, Inc. ............. 28,839 610,522
MidWestOne Financial Group, Inc. ......... 32,510 1,251,635
National Bank Holdings Corp. , Class A ...... 45,285 1,721,283
NB Bancorp, Inc. ..................... 62,672 1,242,159
NBT Bancorp, Inc. .................... 80,284 3,333,392
Nicolet Bankshares, Inc. ................ 17,204 2,086,845
Northeast Bank ...................... 12,423 1,291,122
Northeast Community Bancorp, Inc. ........ 43,590 985,570
Northfield Bancorp, Inc. ................ 47,176 539,222
Northwest Bancshares, Inc. .............. 176,078 2,112,936
Norwood Financial Corp. ................ 25,097 703,971
OceanFirst Financial Corp. .............. 116,670 2,094,227
OFG Bancorp ....................... 55,309 2,266,563
Old National Bancorp .................. 409,510 9,136,168
Old Second Bancorp, Inc. ............... 78,777 1,536,152
Orange County Bancorp, Inc. ............. 1,381 39,428
Origin Bancorp, Inc. ................... 42,902 1,613,544
Orrstown Financial Services, Inc. .......... 32,626 1,155,613
Park National Corp. ................... 20,777 3,161,844
Pathward Financial, Inc. ................ 24,964 1,772,444
PCB Bancorp ....................... 45,691 989,210
Peapack-Gladstone Financial Corp. ........ 44,195 1,230,831
Peoples Bancorp, Inc. ................. 57,635 1,730,779
Pinnacle Financial Partners, Inc. ........... 93,568 8,927,323
PNC Financial Services Group, Inc. (The) .... 472,585 98,642,667
Ponce Financial Group, Inc.
(a)
............ 95,037 1,553,855
Popular, Inc. ........................ 81,350 10,129,702
Princeton Bancorp, Inc. ................. 21,448 744,031
Prosperity Bancshares, Inc. .............. 114,711 7,927,677
Provident Financial Services, Inc. .......... 164,758 3,253,971
QCR Holdings, Inc. ................... 25,456 2,120,485
Red River Bancshares, Inc. .............. 11,984 856,017
Regions Financial Corp. ................ 1,078,651 29,231,442
Renasant Corp. ...................... 116,652 4,108,483
Republic Bancorp, Inc. , Class A ........... 14,431 995,595
S&T Bancorp, Inc. .................... 44,862 1,765,320
Seacoast Banking Corp. of Florida ......... 145,886 4,583,738
ServisFirst Bancshares, Inc. ............. 60,452 4,339,849
Shore Bancshares, Inc. ................. 77,424 1,368,856
Simmons First National Corp. , Class A ...... 178,897 3,372,208
SmartFinancial, Inc. ................... 41,874 1,548,919
Sound Financial Bancorp, Inc. ............ 50 2,181
South Plains Financial, Inc. .............. 34,549 1,340,501
Southern Missouri Bancorp, Inc. ........... 15,100 892,712
Southside Bancshares, Inc. .............. 33,357 1,013,719
Southstate Bank Corp. ................. 118,919 11,191,467
Stellar Bancorp, Inc. ................... 62,555 1,935,452
Stock Yards Bancorp, Inc. ............... 35,892 2,331,185
Synovus Financial Corp. ................ 167,393 8,378,020
Texas Capital Bancshares, Inc.
(a)
.......... 60,609 5,487,539
TFS Financial Corp. ................... 75,708 1,012,973
Tompkins Financial Corp. ............... 14,342 1,040,082
Towne Bank ........................ 92,854 3,098,538
TriCo Bancshares .................... 57,922 2,743,765
Triumph Financial, Inc.
(a)
................ 33,179 2,078,001
Truist Financial Corp. .................. 1,543,670 75,964,001
TrustCo Bank Corp. ................... 22,308 921,990
Trustmark Corp. ..................... 62,865 2,448,592
UMB Financial Corp. .................. 87,244 10,036,550

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
United Bankshares, Inc. ................ 172,656 $ 6,629,990
United Community Banks, Inc. ............ 95,857 2,992,656
Univest Financial Corp. ................. 38,942 1,274,961
US Bancorp ........................ 1,873,602 99,975,403
Valley National Bancorp ................ 568,022 6,634,497
Virginia National Bankshares Corp. ......... 13,960 556,306
WaFd, Inc. ......................... 88,890 2,847,147
Washington Trust Bancorp, Inc. ........... 29,041 858,162
Webster Financial Corp. ................ 201,192 12,663,024
Wells Fargo & Co. .................... 3,799,720 354,133,904
WesBanco, Inc. ...................... 131,878 4,383,625
Westamerica Bancorp ................. 25,159 1,203,355
Western Alliance Bancorp ............... 130,276 10,952,303
Wintrust Financial Corp. ................ 82,765 11,572,202
WSFS Financial Corp. ................. 60,278 3,329,757
Zions Bancorp NA .................... 185,288 10,846,760
3,144,572,638
Beverages — 0.9%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 10,342 2,018,035
Brown-Forman Corp. , Class A ............ 65,578 1,725,357
Brown-Forman Corp. , Class B, NVS ........ 222,610 5,801,217
Celsius Holdings, Inc.
(a)
................. 194,722 8,906,584
Coca-Cola Co. (The) .................. 4,682,168 327,330,365
Coca-Cola Consolidated, Inc. ............. 68,099 10,439,577
Constellation Brands, Inc. , Class A ......... 173,214 23,896,603
Keurig Dr Pepper, Inc. ................. 1,658,811 46,463,296
MGP Ingredients, Inc. .................. 20,814 505,780
Molson Coors Beverage Co. , Class B ....... 210,759 9,838,230
Monster Beverage Corp.
(a)
............... 857,822 65,769,213
National Beverage Corp.
(a)
............... 28,624 912,819
PepsiCo, Inc. ....................... 1,655,716 237,628,360
Primo Brands Corp. , Class A ............. 305,210 4,990,184
Vita Coco Co., Inc. (The)
(a) (b)
............. 50,280 2,665,343
748,890,963
Biotechnology — 2.3%
AbbVie, Inc. ........................ 2,141,413 489,291,456
Abeona Therapeutics, Inc.
(a) (b)
............ 112,402 592,359
Absci Corp.
(a) (b)
...................... 137,499 479,872
ACADIA Pharmaceuticals, Inc.
(a)
........... 150,915 4,030,940
ADMA Biologics, Inc.
(a)
................. 289,075 5,272,728
Agios Pharmaceuticals, Inc.
(a)
............ 71,486 1,945,849
Akebia Therapeutics, Inc.
(a) (b)
............. 340,072 547,516
Aldeyra Therapeutics, Inc.
(a) (b)
............. 88,122 456,472
Alkermes plc
(a)
....................... 205,518 5,750,394
Allogene Therapeutics, Inc.
(a) (b)
............ 333,124 456,380
Alnylam Pharmaceuticals, Inc.
(a)
........... 160,375 63,773,119
Altimmune, Inc.
(a) (b)
.................... 189,731 684,929
Amgen, Inc. ........................ 652,698 213,634,582
Amicus Therapeutics, Inc.
(a)
.............. 418,782 5,963,456
AnaptysBio, Inc.
(a) (b)
................... 23,326 1,130,844
Anavex Life Sciences Corp.
(a) (b)
........... 115,823 412,330
Anika Therapeutics, Inc.
(a)
............... 45,096 433,373
Annexon, Inc.
(a)
...................... 205,522 1,031,720
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 136,927 3,439,606
Apogee Therapeutics, Inc.
(a) (b)
............ 61,545 4,645,417
Arbutus Biopharma Corp.
(a) (b)
............. 248,552 1,195,535
Arcellx, Inc.
(a) (b)
...................... 55,834 3,640,377
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 28,806 176,581
Arcus Biosciences, Inc.
(a)
................ 115,824 2,760,086
Arcutis Biotherapeutics, Inc.
(a)
............ 143,074 4,154,869
Ardelyx, Inc.
(a)
....................... 290,129 1,691,452
ArriVent Biopharma, Inc.
(a) (b)
.............. 46,387 933,306
Arrowhead Pharmaceuticals, Inc.
(a)
......... 169,412 11,247,263
Security
Shares
Shares Value
Biotechnology (continued)
ARS Pharmaceuticals, Inc.
(a) (b)
............ 76,339 $ 889,349
Astria Therapeutics, Inc.
(a) (b)
.............. 66,262 867,370
aTyr Pharma, Inc.
(a) (b)
.................. 137,291 107,513
Aura Biosciences, Inc.
(a) (b)
............... 65,371 356,272
Avidity Biosciences, Inc.
(a)
............... 174,350 12,575,865
Avita Medical, Inc.
(a) (b)
.................. 41,612 143,561
Beam Therapeutics, Inc.
(a) (b)
.............. 127,092 3,522,990
Bicara Therapeutics, Inc.
(a) (b)
............. 47,712 802,993
BioCryst Pharmaceuticals, Inc.
(a)
........... 275,623 2,149,859
Biogen, Inc.
(a)
....................... 178,486 31,411,751
Biohaven Ltd.
(a)
...................... 158,361 1,787,896
BioMarin Pharmaceutical, Inc.
(a)
........... 236,900 14,078,967
Bridgebio Pharma, Inc.
(a) (b)
............... 212,050 16,219,704
Capricor Therapeutics, Inc.
(a)
............. 62,583 1,806,145
CareDx, Inc.
(a) (b)
...................... 71,609 1,349,114
Catalyst Pharmaceuticals, Inc.
(a)
........... 138,010 3,221,153
Celcuity, Inc.
(a) (b)
...................... 43,628 4,351,457
Celldex Therapeutics, Inc.
(a) (b)
............. 82,499 2,240,673
CG oncology, Inc.
(a) (b)
.................. 83,312 3,459,114
Cidara Therapeutics, Inc.
(a)
.............. 30,319 6,697,164
Cogent Biosciences, Inc.
(a)
............... 186,833 6,636,308
Compass Therapeutics, Inc.
(a) (b)
........... 229,019 1,229,832
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 78,809 606,829
CRISPR Therapeutics AG
(a) (b)
............. 120,162 6,301,295
Cullinan Therapeutics, Inc.
(a) (b)
............ 68,131 705,156
Cytokinetics, Inc.
(a) (b)
................... 151,841 9,647,977
CytomX Therapeutics, Inc.
(a) (b)
............ 209,885 894,110
Day One Biopharmaceuticals, Inc.
(a)
........ 101,511 946,083
Denali Therapeutics, Inc.
(a) (b)
............. 195,083 3,220,820
Dianthus Therapeutics, Inc.
(a)
............. 41,963 1,729,295
Disc Medicine, Inc.
(a)
................... 38,527 3,059,429
Dynavax Technologies Corp.
(a)
............ 181,210 2,787,010
Dyne Therapeutics, Inc.
(a)
............... 163,356 3,195,243
Emergent BioSolutions, Inc.
(a) (b)
........... 52,515 649,085
Enanta Pharmaceuticals, Inc.
(a)
........... 44,672 704,477
Erasca, Inc.
(a) (b)
...................... 236,301 879,040
Exact Sciences Corp.
(a)
................. 232,671 23,630,067
Exelixis, Inc.
(a)
....................... 327,132 14,338,196
Geron Corp.
(a) (b)
...................... 678,212 895,240
Gilead Sciences, Inc. .................. 1,502,669 184,437,593
Gossamer Bio, Inc.
(a) (b)
................. 276,535 857,258
GRAIL, Inc.
(a) (b)
...................... 38,094 3,260,465
Halozyme Therapeutics, Inc.
(a) (b)
........... 142,487 9,589,375
Heron Therapeutics, Inc.
(a) (b)
.............. 227,017 295,122
Humacyte, Inc.
(a) (b)
.................... 156,953 150,753
Ideaya Biosciences, Inc.
(a) (b)
.............. 111,039 3,838,618
ImmunityBio, Inc.
(a) (b)
................... 437,804 866,852
Immunome, Inc.
(a) (b)
................... 114,373 2,456,732
Immunovant, Inc.
(a) (b)
................... 80,045 2,034,744
Incyte Corp.
(a)
....................... 201,455 19,897,710
Inhibrx Biosciences, Inc.
(a) (b)
.............. 13,209 1,043,511
Insmed, Inc.
(a)
....................... 259,748 45,206,542
Intellia Therapeutics, Inc.
(a) (b)
............. 148,492 1,334,943
Ionis Pharmaceuticals, Inc.
(a)
............. 199,138 15,753,807
Iovance Biotherapeutics, Inc.
(a) (b)
........... 402,255 1,098,156
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 184,701 622,442
Janux Therapeutics, Inc.
(a)
............... 64,237 886,471
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 50,617 817,465
Keros Therapeutics, Inc.
(a)
............... 100 2,036
Kodiak Sciences, Inc.
(a)
................. 43,500 1,216,260
Korro Bio, Inc.
(a) (b)
..................... 13,507 108,191
Krystal Biotech, Inc.
(a)
.................. 30,915 7,621,784
Kura Oncology, Inc.
(a)
.................. 146,398 1,521,075
Kymera Therapeutics, Inc.
(a) (b)
............ 69,135 5,379,394
Lexeo Therapeutics, Inc.
(a)
............... 85,078 844,825

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 22,517 $ 13,112,550
MannKind Corp.
(a)
.................... 435,085 2,466,932
MiMedx Group, Inc.
(a) (b)
................. 143,968 974,663
Mineralys Therapeutics, Inc.
(a) (b)
........... 68,040 2,469,172
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 54,478 4,303,217
Moderna, Inc.
(a) (b)
..................... 420,534 12,401,548
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 83,626 1,311,256
Myriad Genetics, Inc.
(a)
................. 117,258 721,137
Natera, Inc.
(a)
....................... 167,979 38,482,309
Neurocrine Biosciences, Inc.
(a)
............ 120,064 17,028,677
Novavax, Inc.
(a) (b)
..................... 232,097 1,559,692
Nurix Therapeutics, Inc.
(a)
............... 127,172 2,412,453
Nuvalent, Inc. , Class A
(a) (b)
............... 69,276 6,968,473
Olema Pharmaceuticals, Inc.
(a) (b)
........... 53,914 1,347,850
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 108,825 890,188
Oruka Therapeutics, Inc.
(a) (b)
.............. 54,644 1,656,260
Palvella Therapeutics, Inc.
(a)
............. 10,710 1,121,016
PDL BioPharma, Inc.
(a) (d)
................ 135,868 1
Praxis Precision Medicines, Inc.
(a)
.......... 28,375 8,363,247
Precigen, Inc.
(a) (b)
..................... 267,816 1,119,471
Prime Medicine, Inc.
(a) (b)
................ 185,817 644,785
Protagonist Therapeutics, Inc.
(a)
........... 73,215 6,394,598
Prothena Corp. plc
(a)
................... 49,754 475,151
PTC Therapeutics, Inc.
(a)
................ 96,859 7,357,410
RAPT Therapeutics, Inc.
(a)
............... 29,170 987,988
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 677,596 2,771,368
Regeneron Pharmaceuticals, Inc. .......... 122,255 94,364,967
REGENXBIO, Inc.
(a) (b)
.................. 94,517 1,361,045
Relay Therapeutics, Inc.
(a)
............... 182,380 1,542,935
Replimune Group, Inc.
(a) (b)
............... 105,426 1,024,741
Revolution Medicines, Inc.
(a)
.............. 225,419 17,954,623
Rezolute, Inc.
(a) (b)
..................... 113,041 266,777
Rhythm Pharmaceuticals, Inc.
(a)
........... 74,693 7,995,139
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 21,319 913,093
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 112,267 394,057
Roivant Sciences Ltd.
(a)
................. 546,734 11,864,128
Sana Biotechnology, Inc.
(a) (b)
............. 239,456 974,586
Sangamo Therapeutics, Inc.
(a)
............ 312,942 131,436
Sarepta Therapeutics, Inc.
(a)
............. 132,354 2,848,258
Savara, Inc.
(a)
....................... 159,439 961,417
Scholar Rock Holding Corp.
(a) (b)
........... 106,272 4,681,282
Sionna Therapeutics, Inc.
(a)
.............. 20,192 830,699
Soleno Therapeutics, Inc.
(a)
.............. 61,573 2,850,830
Spyre Therapeutics, Inc.
(a) (b)
.............. 88,890 2,912,036
Stoke Therapeutics, Inc.
(a) (b)
.............. 64,288 2,040,501
Summit Therapeutics, Inc.
(a) (b)
............. 182,063 3,184,282
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 112,438 2,362,322
Tango Therapeutics, Inc.
(a) (b)
.............. 122,375 1,084,242
Taysha Gene Therapies, Inc.
(a) (b)
........... 310,304 1,706,672
TG Therapeutics, Inc.
(a) (b)
................ 169,008 5,038,128
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 16,653 260,120
Travere Therapeutics, Inc.
(a)
.............. 107,562 4,109,944
Twist Bioscience Corp.
(a) (b)
............... 81,454 2,583,721
Tyra Biosciences, Inc.
(a) (b)
............... 29,422 773,504
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 131,529 3,025,167
uniQure NV
(a)
....................... 73,625 1,761,846
United Therapeutics Corp.
(a)
.............. 52,127 25,398,881
Upstream Bio, Inc.
(a) (b)
.................. 46,951 1,274,720
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 111,135 980,211
Vaxcyte, Inc.
(a) (b)
...................... 150,379 6,938,487
Vera Therapeutics, Inc. , Class A
(a)
.......... 77,628 3,931,082
Veracyte, Inc.
(a)
...................... 98,009 4,126,179
Verastem, Inc.
(a) (b)
..................... 89,135 688,122
Vericel Corp.
(a) (b)
...................... 61,846 2,227,074
Vertex Pharmaceuticals, Inc.
(a)
............ 307,317 139,325,235
Security
Shares
Shares Value
Biotechnology (continued)
Viking Therapeutics, Inc.
(a) (b)
.............. 136,834 $ 4,813,820
Vir Biotechnology, Inc.
(a) (b)
............... 126,695 763,971
Viridian Therapeutics, Inc.
(a)
.............. 104,047 3,237,943
Xencor, Inc.
(a)
....................... 98,206 1,503,534
Zenas Biopharma, Inc.
(a) (b)
............... 32,221 1,169,945
1,846,532,451
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
................... 11,781,157 2,719,326,659
Coupang, Inc. , Class A
(a)
................ 1,648,747 38,893,942
Dillard's, Inc. , Class A .................. 3,515 2,131,285
eBay, Inc. .......................... 548,524 47,776,440
Etsy, Inc.
(a)
......................... 120,969 6,706,521
Groupon, Inc.
(a) (b)
..................... 31,854 560,949
Kohl's Corp. ........................ 141,257 2,883,055
Macy's, Inc. ........................ 340,250 7,502,513
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 74,739 8,192,142
Savers Value Village, Inc.
(a) (b)
............. 61,308 572,617
2,834,546,123
Building Products — 0.6%
A O Smith Corp. ..................... 134,241 8,978,038
AAON, Inc.
(b)
........................ 81,794 6,236,792
Advanced Drainage Systems, Inc. ......... 85,777 12,423,083
Allegion plc ......................... 101,010 16,082,812
American Woodmark Corp.
(a)
............. 15,945 859,435
Apogee Enterprises, Inc. ................ 31,093 1,132,096
Armstrong World Industries, Inc. ........... 53,026 10,133,269
AZZ, Inc. .......................... 35,020 3,753,444
Builders FirstSource, Inc.
(a)
.............. 134,198 13,807,632
Carlisle Cos., Inc. .................... 50,142 16,038,420
Carrier Global Corp. ................... 960,075 50,730,363
CSW Industrials, Inc. .................. 20,426 5,995,644
Fortune Brands Innovations, Inc. .......... 146,948 7,350,339
Gibraltar Industries, Inc.
(a)
............... 40,855 2,019,871
Griffon Corp. ........................ 50,149 3,693,474
Hayward Holdings, Inc.
(a)
................ 247,959 3,830,967
Insteel Industries, Inc. .................. 24,249 767,966
Janus International Group, Inc.
(a)
.......... 181,000 1,183,740
JELD-WEN Holding, Inc.
(a)
............... 104,006 255,855
Johnson Controls International plc ......... 742,760 88,945,510
Lennox International, Inc. ............... 38,294 18,594,800
Masco Corp. ........................ 249,529 15,835,110
Masterbrand, Inc.
(a)
................... 160,117 1,767,692
Modine Manufacturing Co.
(a) (b)
............ 64,512 8,612,997
Owens Corning ...................... 100,774 11,277,618
Quanex Building Products Corp. ........... 54,105 832,135
Resideo Technologies, Inc.
(a)
............. 170,446 5,986,064
Simpson Manufacturing Co., Inc. .......... 50,999 8,234,809
Tecnoglass, Inc. ...................... 33,340 1,677,669
Trane Technologies plc ................. 268,627 104,549,628
Trex Co., Inc.
(a)
...................... 131,990 4,630,209
UFP Industries, Inc. ................... 71,851 6,542,034
Zurn Elkay Water Solutions Corp. .......... 185,458 8,621,942
451,381,457
Capital Markets — 3.4%
Acadian Asset Management, Inc. .......... 39,755 1,868,485
Affiliated Managers Group, Inc. ........... 34,223 9,865,806
ALT5 Sigma Corp.
(a) (b)
.................. 422,151 464,366
Ameriprise Financial, Inc. ............... 110,745 54,302,703
Ares Management Corp. , Class A .......... 248,660 40,190,916
Artisan Partners Asset Management, Inc. , Class
A ............................. 86,354 3,518,062
Bakkt Holdings, Inc. , Class A
(a)
............ 125 1,255
Bank of New York Mellon Corp. (The) ....... 845,424 98,145,272

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
BGC Group, Inc. , Class A ............... 481,475 $ 4,299,572
BlackRock, Inc.
(e)
..................... 174,788 187,082,588
Blackstone, Inc. , Class A ................ 896,485 138,184,198
Blue Owl Capital, Inc. , Class A ............ 774,970 11,578,052
Carlyle Group, Inc. (The) ................ 320,308 18,933,406
CBOE Global Markets, Inc. .............. 125,655 31,539,405
Charles Schwab Corp. (The) ............. 2,028,820 202,699,406
CME Group, Inc. , Class A ............... 435,960 119,051,957
Cohen & Steers, Inc. .................. 35,507 2,229,129
Coinbase Global, Inc. , Class A
(a)
........... 276,820 62,600,075
Diamond Hill Investment Group, Inc. ........ 25 4,238
DigitalBridge Group, Inc. , Class A .......... 205,718 3,155,714
Donnelley Financial Solutions, Inc.
(a)
........ 32,029 1,495,434
Evercore, Inc. , Class A ................. 46,758 15,909,410
FactSet Research Systems, Inc. ........... 46,197 13,405,907
Federated Hermes, Inc. , Class B, NVS ...... 94,286 4,909,472
Forge Global Holdings, Inc.
(a)
............. 17,772 791,920
Franklin Resources, Inc. ................ 386,700 9,238,263
Galaxy Digital, Inc. , Class A
(a) (b)
........... 238,951 5,342,944
GCM Grosvenor, Inc. , Class A ............ 76,368 864,486
Goldman Sachs Group, Inc. (The) ......... 363,115 319,178,085
Hamilton Lane, Inc. , Class A ............. 50,116 6,731,080
Houlihan Lokey, Inc. , Class A ............. 64,964 11,316,079
Interactive Brokers Group, Inc. , Class A ...... 537,065 34,538,650
Intercontinental Exchange, Inc. ........... 689,910 111,737,824
Invesco Ltd. ........................ 546,584 14,358,762
Janus Henderson Group plc ............. 159,718 7,597,785
Jefferies Financial Group, Inc. ............ 198,487 12,300,239
KKR & Co., Inc. ...................... 831,281 105,971,702
Lazard, Inc. ........................ 138,279 6,714,828
LPL Financial Holdings, Inc. .............. 97,278 34,744,783
MarketAxess Holdings, Inc. .............. 44,668 8,096,075
Miami International Holdings, Inc.
(a) (b)
........ 29,781 1,321,681
Moelis & Co. , Class A .................. 67,479 4,638,506
Moody's Corp. ....................... 185,634 94,831,129
Morgan Stanley ...................... 1,464,610 260,012,213
Morningstar, Inc. ..................... 30,582 6,645,774
MSCI, Inc. ......................... 90,848 52,122,223
Nasdaq, Inc. ........................ 545,604 52,994,517
Northern Trust Corp. ................... 229,216 31,308,613
Open Lending Corp. , Class A
(a) (b)
.......... 117,010 181,366
P10, Inc. , Class A .................... 83,225 816,437
Perella Weinberg Partners , Class C ........ 78,205 1,352,947
Piper Sandler Cos. .................... 20,769 7,055,437
PJT Partners, Inc. , Class A .............. 30,369 5,077,697
Raymond James Financial, Inc. ........... 217,671 34,955,786
Robinhood Markets, Inc. , Class A
(a)
......... 953,439 107,833,951
S&P Global, Inc. ..................... 376,037 196,513,176
SEI Investments Co. ................... 108,984 8,938,868
State Street Corp. .................... 337,821 43,582,287
StepStone Group, Inc. , Class A ........... 94,786 6,082,418
Stifel Financial Corp. .................. 124,408 15,578,370
StoneX Group, Inc.
(a)
.................. 54,796 5,212,744
T. Rowe Price Group, Inc. ............... 263,317 26,958,395
TPG, Inc. , Class A .................... 155,785 9,945,314
Tradeweb Markets, Inc. , Class A ........... 141,463 15,212,931
Victory Capital Holdings, Inc. , Class A ....... 61,700 3,892,653
Virtu Financial, Inc. , Class A .............. 99,695 3,321,837
Virtus Investment Partners, Inc. ........... 9,563 1,560,203
WisdomTree, Inc. ..................... 169,826 2,070,179
2,714,975,985
Chemicals — 1.0%
AdvanSix, Inc. ....................... 32,999 570,883
Air Products & Chemicals, Inc. ............ 268,896 66,422,690
Security
Shares
Shares Value
Chemicals (continued)
Albemarle Corp. ..................... 143,282 $ 20,265,806
Ashland, Inc. ........................ 60,635 3,557,455
ASP Isotopes, Inc.
(a) (b)
.................. 110,259 589,886
Aspen Aerogels, Inc.
(a)
................. 76,795 217,330
Avient Corp. ........................ 115,588 3,610,969
Axalta Coating Systems Ltd.
(a)
............ 264,680 8,551,811
Balchem Corp. ...................... 40,712 6,243,592
Cabot Corp. ........................ 67,118 4,448,581
Celanese Corp. ...................... 134,120 5,670,594
CF Industries Holdings, Inc. .............. 188,116 14,548,891
Chemours Co. (The) ................... 181,614 2,141,229
Corteva, Inc. ........................ 821,204 55,045,304
Dow, Inc. .......................... 870,768 20,358,556
DuPont de Nemours, Inc. ............... 506,181 20,348,476
Eastman Chemical Co. ................. 142,271 9,081,158
Ecolab, Inc. ........................ 307,374 80,691,823
Ecovyst, Inc.
(a)
....................... 146,763 1,428,004
Element Solutions, Inc. ................. 281,126 7,025,339
FMC Corp. ......................... 152,392 2,113,677
Hawkins, Inc.
(b)
...................... 25,339 3,599,658
HB Fuller Co. ....................... 71,638 4,259,596
Huntsman Corp. ..................... 212,738 2,127,380
Ingevity Corp.
(a)
...................... 47,184 2,792,349
Innospec, Inc. ....................... 31,562 2,415,755
International Flavors & Fragrances, Inc. ...... 310,136 20,900,065
Koppers Holdings, Inc. ................. 24,721 669,445
Linde plc .......................... 563,411 240,232,816
LSB Industries, Inc.
(a)
.................. 82,341 699,899
LyondellBasell Industries NV , Class A ....... 313,521 13,575,459
Mativ Holdings, Inc. ................... 62,314 757,115
Minerals Technologies, Inc. .............. 42,790 2,608,051
Mosaic Co. (The) ..................... 384,708 9,267,616
NewMarket Corp. ..................... 9,136 6,278,807
Olin Corp. .......................... 148,463 3,092,484
Orion SA .......................... 74,104 391,269
Perimeter Solutions, Inc.
(a) (b)
.............. 176,617 4,862,266
PPG Industries, Inc. ................... 272,510 27,921,375
PureCycle Technologies, Inc.
(a) (b)
........... 193,216 1,659,725
Quaker Chemical Corp. ................ 18,003 2,471,992
RPM International, Inc. ................. 155,247 16,145,688
Scotts Miracle-Gro Co. (The) ............. 56,143 3,275,944
Sensient Technologies Corp. ............. 51,114 4,802,160
Sherwin-Williams Co. (The) .............. 278,174 90,136,721
Solstice Advanced Materials, Inc.
(a)
......... 191,262 9,291,508
Stepan Co. ......................... 27,960 1,324,186
Trinseo plc ......................... 65,007 32,308
Tronox Holdings plc ................... 147,789 616,280
Westlake Corp. ...................... 40,639 3,004,848
812,144,819
Commercial Services & Supplies — 0.5%
ABM Industries, Inc. ................... 78,144 3,305,491
ACCO Brands Corp. ................... 119,525 445,828
ACV Auctions, Inc. , Class A
(a)
............. 226,831 1,819,185
Brady Corp. , Class A, NVS .............. 52,464 4,111,604
BrightView Holdings, Inc.
(a)
.............. 85,982 1,089,392
Brink's Co. (The) ..................... 50,413 5,884,710
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 74,577 7,304,071
Cimpress plc
(a) (b)
..................... 22,572 1,503,069
Cintas Corp. ........................ 410,719 77,243,922
Clean Harbors, Inc.
(a)
.................. 60,625 14,215,350
Copart, Inc.
(a)
....................... 1,075,180 42,093,297
CoreCivic, Inc.
(a)
..................... 131,348 2,510,060
Deluxe Corp. ........................ 54,512 1,217,253
Ennis, Inc. ......................... 31,798 572,682

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Enviri Corp.
(a)
....................... 94,733 $ 1,697,615
GEO Group, Inc. (The)
(a)
................ 171,483 2,764,306
Healthcare Services Group, Inc.
(a)
.......... 86,786 1,659,348
HNI Corp. .......................... 84,715 3,561,419
Interface, Inc. ....................... 78,820 2,200,654
Liquidity Services, Inc.
(a)
................ 31,015 940,065
MillerKnoll, Inc. ...................... 92,536 1,691,558
Montrose Environmental Group, Inc.
(a)
....... 39,865 989,848
MSA Safety, Inc. ..................... 44,490 7,124,629
OPENLANE, Inc.
(a)
.................... 142,392 4,240,434
RB Global, Inc. ...................... 226,460 23,295,940
Republic Services, Inc. ................. 240,229 50,911,732
Rollins, Inc. ......................... 344,080 20,651,682
Tetra Tech, Inc. ...................... 322,522 10,817,388
UniFirst Corp. ....................... 17,914 3,455,611
Veralto Corp. ........................ 298,778 29,812,069
Vestis Corp. ........................ 157,869 1,052,986
Waste Management, Inc. ................ 446,195 98,033,503
428,216,701
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(a) (b)
.............. 90,396 785,541
Applied Optoelectronics, Inc.
(a) (b)
........... 74,627 2,601,497
Arista Networks, Inc.
(a)
................. 1,250,739 163,884,331
Aviat Networks, Inc.
(a) (b)
................. 18,124 387,491
Calix, Inc.
(a)
......................... 74,150 3,924,760
Ciena Corp.
(a)
....................... 171,073 40,008,843
Cisco Systems, Inc. ................... 4,770,642 367,482,553
Clearfield, Inc.
(a) (b)
..................... 20,025 583,729
CommScope Holding Co., Inc.
(a)
........... 260,983 4,731,622
Digi International, Inc.
(a) (b)
............... 52,839 2,287,400
Extreme Networks, Inc.
(a)
................ 175,846 2,927,836
F5, Inc.
(a)
.......................... 69,627 17,772,988
Harmonic, Inc.
(a)
...................... 135,943 1,344,476
Lumentum Holdings, Inc.
(a) (b)
............. 86,048 31,716,432
Motorola Solutions, Inc. ................ 201,304 77,163,849
NETGEAR, Inc.
(a)
..................... 41,663 1,021,993
NetScout Systems, Inc.
(a)
............... 82,564 2,234,182
Ondas Holdings, Inc.
(a) (b)
................ 466,437 4,552,425
Ribbon Communications, Inc.
(a) (b)
.......... 192,021 553,021
Ubiquiti, Inc. ........................ 4,833 2,674,341
Viasat, Inc.
(a)
........................ 163,453 5,632,590
Viavi Solutions, Inc.
(a)
.................. 270,886 4,827,189
739,099,089
Construction & Engineering — 0.4%
AECOM ........................... 161,227 15,369,770
Ameresco, Inc. , Class A
(a) (b)
.............. 44,544 1,304,694
API Group Corp.
(a)
.................... 447,054 17,104,286
Arcosa, Inc. ........................ 58,457 6,215,148
Argan, Inc. ......................... 16,803 5,264,716
Bowman Consulting Group Ltd.
(a) (b)
......... 19,124 631,474
Centuri Holdings, Inc.
(a)
................. 101,719 2,568,405
Comfort Systems USA, Inc. .............. 42,759 39,906,547
Construction Partners, Inc. , Class A
(a) (b)
...... 58,117 6,308,600
Dycom Industries, Inc.
(a)
................ 35,571 12,019,441
EMCOR Group, Inc. ................... 54,095 33,094,780
Everus Construction Group, Inc.
(a)
.......... 62,074 5,311,051
Fluor Corp.
(a)
........................ 192,731 7,637,930
Granite Construction, Inc.
(b)
.............. 53,289 6,146,886
Great Lakes Dredge & Dock Corp.
(a)
........ 110,609 1,451,190
IES Holdings, Inc.
(a) (b)
.................. 9,804 3,813,952
Legence Corp. , Class A
(a)
............... 35,690 1,536,098
Limbach Holdings, Inc.
(a) (b)
............... 11,992 933,577
MasTec, Inc.
(a)
....................... 75,144 16,334,051
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(a)
.................... 20,377 $ 4,452,374
NWPX Infrastructure, Inc.
(a)
.............. 17,304 1,081,327
Orion Group Holdings, Inc.
(a) (b)
............ 54,977 546,471
Primoris Services Corp. ................ 66,813 8,294,166
Quanta Services, Inc. .................. 180,177 76,045,505
Sterling Infrastructure, Inc.
(a)
............. 37,094 11,359,296
Tutor Perini Corp. .................... 57,381 3,845,675
Valmont Industries, Inc. ................. 23,962 9,640,392
WillScot Holdings Corp. ................ 229,959 4,330,128
302,547,930
Construction Materials — 0.3%
Amrize Ltd.
(a) (b)
....................... 622,083 33,642,249
CRH plc ........................... 812,201 101,362,685
Eagle Materials, Inc. ................... 39,843 8,234,751
Knife River Corp.
(a) (b)
................... 69,311 4,876,029
Martin Marietta Materials, Inc. ............ 72,837 45,352,686
United States Lime & Minerals, Inc.
(b)
....... 14,698 1,759,938
Vulcan Materials Co. .................. 161,291 46,003,419
241,231,757
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 343,214 15,544,162
American Express Co. ................. 651,056 240,858,167
Bread Financial Holdings, Inc. ............ 45,918 3,399,310
Capital One Financial Corp. .............. 769,152 186,411,679
Credit Acceptance Corp.
(a) (b)
.............. 8,240 3,654,110
Dave, Inc. , Class A
(a) (b)
................. 13,563 3,002,984
Encore Capital Group, Inc.
(a)
............. 28,704 1,560,062
Enova International, Inc.
(a) (b)
.............. 30,212 4,749,326
EZCORP, Inc. , Class A, NVS
(a)
............ 64,258 1,247,890
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 43,904 1,793,039
FirstCash Holdings, Inc. ................ 47,761 7,612,148
Green Dot Corp. , Class A
(a)
.............. 74,865 959,021
LendingClub Corp.
(a)
................... 149,828 2,837,742
LendingTree, Inc.
(a)
.................... 14,836 787,643
Navient Corp. ....................... 114,262 1,485,406
Nelnet, Inc. , Class A ................... 19,257 2,560,411
NerdWallet, Inc. , Class A
(a)
............... 65,055 881,495
OneMain Holdings, Inc. ................. 142,181 9,604,327
OppFi, Inc. , Class A ................... 175 1,830
PRA Group, Inc.
(a)
.................... 53,685 949,688
PROG Holdings, Inc. .................. 57,639 1,699,774
SLM Corp. ......................... 257,454 6,966,705
SoFi Technologies, Inc.
(a) (b)
.............. 1,537,398 40,249,080
Synchrony Financial ................... 434,362 36,238,822
Upstart Holdings, Inc.
(a) (b)
................ 103,227 4,514,117
World Acceptance Corp.
(a)
............... 3,884 545,275
580,114,213
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 482,101 8,277,674
Andersons, Inc. (The) .................. 39,565 2,103,671
BJ's Wholesale Club Holdings, Inc.
(a)
........ 160,007 14,405,430
Casey's General Stores, Inc. ............. 45,180 24,971,438
Chefs' Warehouse, Inc. (The)
(a)
........... 47,909 2,986,168
Costco Wholesale Corp. ................ 537,095 463,158,502
Dollar General Corp. .................. 265,384 35,235,034
Dollar Tree, Inc.
(a)
..................... 230,668 28,374,471
Grocery Outlet Holding Corp.
(a) (b)
........... 108,427 1,095,113
Ingles Markets, Inc. , Class A ............. 17,858 1,224,166
Kroger Co. (The) ..................... 734,939 45,918,989
Maplebear, Inc.
(a)
..................... 222,859 10,024,198
Natural Grocers by Vitamin Cottage, Inc. ..... 14,432 361,521
Performance Food Group Co.
(a)
........... 192,083 17,272,103
PriceSmart, Inc. ...................... 31,823 3,903,727

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a)
............ 120,027 $ 9,562,551
Sysco Corp. ........................ 573,836 42,285,975
Target Corp. ........................ 547,811 53,548,525
United Natural Foods, Inc.
(a)
.............. 69,117 2,327,169
US Foods Holding Corp.
(a)
............... 273,393 20,591,961
Walmart, Inc. ........................ 5,305,853 591,125,083
Weis Markets, Inc. .................... 13,967 895,145
1,379,648,614
Containers & Packaging — 0.2%
Amcor plc .......................... 2,813,405 23,463,798
AptarGroup, Inc. ..................... 79,310 9,672,648
Avery Dennison Corp. .................. 92,688 16,858,093
Ball Corp. .......................... 315,806 16,728,244
Crown Holdings, Inc. .................. 135,450 13,947,287
Graphic Packaging Holding Co. ........... 365,224 5,500,273
Greif, Inc. , Class A, NVS ................ 29,188 1,976,028
Greif, Inc. , Class B .................... 10,713 800,154
International Paper Co. ................. 640,078 25,212,672
Myers Industries, Inc. .................. 50,774 950,489
O-I Glass, Inc.
(a)
...................... 183,636 2,710,467
Packaging Corp. of America ............. 107,312 22,130,954
Sealed Air Corp. ..................... 169,789 7,034,358
Silgan Holdings, Inc. ................... 107,272 4,330,571
Smurfit WestRock plc .................. 634,525 24,537,082
Sonoco Products Co. .................. 116,442 5,081,529
TriMas Corp. ........................ 46,514 1,648,921
182,583,568
Distributors — 0.1%
Genuine Parts Co. .................... 169,528 20,845,163
GigaCloud Technology, Inc. , Class A
(a)
....... 34,462 1,353,667
Gold.com, Inc. ....................... 24,084 820,060
LKQ Corp. ......................... 312,454 9,436,111
Pool Corp. ......................... 40,568 9,279,930
41,734,931
Diversified Consumer Services — 0.1%
ADT, Inc. .......................... 589,767 4,759,420
Adtalem Global Education, Inc.
(a)
.......... 44,365 4,590,447
American Public Education, Inc.
(a)
.......... 33,449 1,264,372
Bright Horizons Family Solutions, Inc.
(a)
...... 71,061 7,205,585
Carriage Services, Inc. ................. 21,334 902,428
Coursera, Inc.
(a)
...................... 182,303 1,341,750
Driven Brands Holdings, Inc.
(a) (b)
........... 75,833 1,123,845
Duolingo, Inc. , Class A
(a)
................ 47,615 8,356,433
Frontdoor, Inc.
(a)
...................... 92,076 5,311,864
Graham Holdings Co. , Class B ............ 3,708 4,073,609
Grand Canyon Education, Inc.
(a)
........... 34,724 5,774,948
H&R Block, Inc. ...................... 152,414 6,642,202
Laureate Education, Inc.
(a)
............... 171,028 5,758,513
Liberty Live Holdings, Inc. , Class A
(a)
........ 28,247 2,302,130
Liberty Live Holdings, Inc. , Class C
(a)
........ 62,749 5,218,207
Lincoln Educational Services Corp.
(a) (b)
....... 29,883 721,675
Matthews International Corp. , Class A ....... 43,520 1,136,742
Mister Car Wash, Inc.
(a)
................. 147,785 821,685
OneSpaWorld Holdings Ltd. .............. 129,197 2,679,546
Perdoceo Education Corp. ............... 75,926 2,226,910
Service Corp. International .............. 171,374 13,362,031
Strategic Education, Inc. ................ 29,432 2,360,446
Stride, Inc.
(a)
........................ 51,605 3,350,713
Udemy, Inc.
(a)
....................... 117,739 688,773
Universal Technical Institute, Inc.
(a) (b)
........ 65,133 1,701,925
93,676,199
Security
Shares
Shares Value
Diversified REITs — 0.0%
Alexander & Baldwin, Inc. ............... 87,936 $ 1,814,999
American Assets Trust, Inc. .............. 62,988 1,192,363
Armada Hoffler Properties, Inc. ........... 129,240 855,569
Broadstone Net Lease, Inc. .............. 233,356 4,053,394
CTO Realty Growth, Inc. ................ 34,644 637,796
Essential Properties Realty Trust, Inc. ....... 228,994 6,791,962
Gladstone Commercial Corp. ............. 63,074 673,000
Global Net Lease, Inc. ................. 235,299 2,023,571
WP Carey, Inc. ...................... 266,273 17,137,330
35,179,984
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
....................... 24,378 532,172
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 294,811 21,412,123
AT&T, Inc. .......................... 8,589,631 213,366,434
ATN International, Inc. ................. 21,864 498,499
Bandwidth, Inc. , Class A
(a)
............... 30,094 464,952
Cogent Communications Holdings, Inc. ...... 62,719 1,352,221
Frontier Communications Parent, Inc.
(a)
...... 308,316 11,737,590
GCI Liberty, Inc. , Class A
(a) (b)
............. 4,211 155,260
GCI Liberty, Inc. , Class C, NVS
(a) (b)
......... 39,811 1,481,367
Globalstar, Inc.
(a) (b)
.................... 60,243 3,677,233
IDT Corp. , Class B .................... 24,165 1,237,490
Iridium Communications, Inc. ............. 141,086 2,452,075
Liberty Global Ltd. , Class A
(a)
............. 175,843 1,958,891
Liberty Global Ltd. , Class C, NVS
(a)
......... 203,126 2,242,511
Liberty Latin America Ltd. , Class A
(a)
........ 63,786 471,379
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 141,196 1,053,322
Lumen Technologies, Inc.
(a)
.............. 1,169,095 9,083,868
Shenandoah Telecommunications Co. ....... 67,584 781,271
Uniti Group, Inc. ..................... 226,058 1,584,666
Verizon Communications, Inc. ............ 5,088,952 207,273,015
482,816,339
Electric Utilities — 1.4%
Alliant Energy Corp. ................... 310,592 20,191,586
American Electric Power Co., Inc. .......... 650,210 74,975,715
Constellation Energy Corp. .............. 378,043 133,551,251
Duke Energy Corp. ................... 932,969 109,353,296
Edison International ................... 464,037 27,851,501
Entergy Corp. ....................... 538,835 49,804,519
Evergy, Inc. ......................... 279,744 20,278,642
Eversource Energy ................... 454,881 30,627,138
Exelon Corp. ........................ 1,222,957 53,308,696
FirstEnergy Corp. .................... 622,398 27,864,758
Genie Energy Ltd. , Class B .............. 23,270 320,661
Hawaiian Electric Industries, Inc.
(a) (b)
........ 223,519 2,749,284
IDACORP, Inc. ...................... 66,271 8,387,258
MGE Energy, Inc. ..................... 43,983 3,449,147
NextEra Energy, Inc. .................. 2,524,258 202,647,432
NRG Energy, Inc. ..................... 234,421 37,329,200
OGE Energy Corp. .................... 257,419 10,991,791
Oklo, Inc. , Class A
(a) (b)
.................. 151,087 10,842,003
Otter Tail Corp. ...................... 50,957 4,117,835
PG&E Corp. ........................ 2,663,931 42,809,371
Pinnacle West Capital Corp. ............. 142,542 12,643,475
Portland General Electric Co. ............. 123,930 5,947,401
PPL Corp. ......................... 909,732 31,858,815
Southern Co. (The) ................... 1,329,754 115,954,549
TXNM Energy, Inc. .................... 121,556 7,157,217
Xcel Energy, Inc. ..................... 720,160 53,191,018
1,098,203,559
Electrical Equipment — 1.0%
Acuity, Inc. ......................... 37,005 13,323,280
Allient, Inc.
(b)
........................ 22,919 1,231,896

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
American Superconductor Corp.
(a)
......... 51,939 $ 1,494,804
AMETEK, Inc. ....................... 278,337 57,145,369
Amprius Technologies, Inc.
(a)
............. 165,715 1,307,491
Array Technologies, Inc.
(a) (b)
.............. 171,429 1,580,575
Atkore, Inc. ......................... 45,438 2,873,953
Bloom Energy Corp. , Class A
(a)
............ 265,116 23,035,929
ChargePoint Holdings, Inc.
(a) (b)
............ 32,356 214,844
Eaton Corp. plc ...................... 470,876 149,978,715
Emerson Electric Co. .................. 681,598 90,461,687
EnerSys ........................... 47,279 6,938,193
Enovix Corp.
(a) (b)
...................... 264,164 1,931,039
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 361,997 4,148,486
Fluence Energy, Inc. , Class A
(a) (b)
.......... 70,839 1,401,195
GE Vernova, Inc. ..................... 328,886 214,950,023
Generac Holdings, Inc.
(a)
................ 71,554 9,757,819
GrafTech International Ltd.
(a) (b)
............ 25,792 400,034
Hubbell, Inc. ........................ 64,314 28,562,491
KULR Technology Group, Inc.
(a) (b)
.......... 76,000 224,960
LSI Industries, Inc. .................... 36,075 660,894
NANO Nuclear Energy, Inc.
(a) (b)
............ 39,360 945,034
Nextpower, Inc. , Class A
(a)
............... 179,838 15,665,688
NuScale Power Corp. , Class A
(a) (b)
.......... 195,040 2,763,717
nVent Electric plc ..................... 196,414 20,028,336
Plug Power, Inc.
(a) (b)
................... 1,767,722 3,482,412
Powell Industries, Inc. .................. 11,093 3,536,227
Power Solutions International, Inc.
(a) (b)
....... 8,094 462,491
Preformed Line Products Co. ............. 3,377 698,060
Regal Rexnord Corp. .................. 81,674 11,460,496
Rockwell Automation, Inc. ............... 136,188 52,986,665
Sensata Technologies Holding plc .......... 183,696 6,115,240
SES AI Corp. , Class A
(a) (b)
............... 316,600 569,880
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 207,202 1,761,217
Sunrun, Inc.
(a) (b)
...................... 278,555 5,125,412
T1 Energy, Inc.
(a) (b)
.................... 191,064 1,276,308
Thermon Group Holdings, Inc.
(a)
........... 41,196 1,530,843
Vertiv Holdings Co. , Class A ............. 463,851 75,148,500
Vicor Corp.
(a)
........................ 29,770 3,262,792
818,442,995
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc. .......... 45,437 9,513,145
Aeva Technologies, Inc.
(a) (b)
.............. 40,122 532,820
Amphenol Corp. , Class A ............... 1,480,399 200,061,121
Arlo Technologies, Inc.
(a)
................ 135,924 1,901,577
Arrow Electronics, Inc.
(a)
................ 61,019 6,723,073
Avnet, Inc. ......................... 90,839 4,367,539
Badger Meter, Inc. .................... 34,781 6,066,154
Bel Fuse, Inc. , Class B, NVS
(b)
............ 14,966 2,538,683
Belden, Inc. ........................ 50,746 5,914,446
Benchmark Electronics, Inc. ............. 49,134 2,100,970
CDW Corp. ......................... 158,605 21,602,001
Climb Global Solutions, Inc.
(b)
............. 6,656 684,170
Cognex Corp. ....................... 208,563 7,504,097
Coherent Corp.
(a)
..................... 190,740 35,204,882
Corning, Inc. ........................ 946,188 82,848,221
Crane NXT Co.
(b)
..................... 62,812 2,956,561
CTS Corp. ......................... 35,612 1,526,686
Daktronics, Inc.
(a)
..................... 65,862 1,302,092
ePlus, Inc. ......................... 32,263 2,829,465
Evolv Technologies Holdings, Inc.
(a) (b)
....... 181,180 1,297,249
Fabrinet
(a)
.......................... 43,394 19,756,420
Flex Ltd.
(a)
.......................... 448,755 27,113,777
Insight Enterprises, Inc.
(a)
............... 38,294 3,119,812
IPG Photonics Corp.
(a) (b)
................ 30,633 2,193,323
Itron, Inc.
(a)
......................... 54,047 5,018,804
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. .......................... 129,814 $ 29,600,188
Keysight Technologies, Inc.
(a)
............. 209,051 42,477,073
Kimball Electronics, Inc.
(a) (b)
.............. 34,342 955,394
Knowles Corp.
(a)
..................... 103,849 2,225,484
Lightwave Logic, Inc.
(a) (b)
................ 179,700 582,228
Littelfuse, Inc. ....................... 30,716 7,768,691
Methode Electronics, Inc. ............... 43,314 287,605
MicroVision, Inc.
(a) (b)
................... 325,955 269,923
Mirion Technologies, Inc. , Class A
(a) (b)
....... 312,995 7,330,343
M-Tron Industries, Inc.
(a) (b)
............... 1,222 65,035
Napco Security Technologies, Inc. ......... 45,311 1,889,469
Neonode, Inc.
(a)
...................... 26,325 45,806
nLight, Inc.
(a) (b)
....................... 67,585 2,535,113
Novanta, Inc.
(a) (b)
..................... 43,851 5,217,831
OSI Systems, Inc.
(a) (b)
.................. 19,623 5,005,042
Ouster, Inc. , Class A
(a)
.................. 81,597 1,765,759
PC Connection, Inc. ................... 19,687 1,137,121
Plexus Corp.
(a)
....................... 32,126 4,722,522
Powerfleet, Inc.
(a) (b)
.................... 133,550 710,486
Ralliant Corp. ....................... 138,442 7,048,082
Rogers Corp.
(a)
...................... 20,602 1,886,525
Sanmina Corp.
(a)
..................... 66,252 9,942,438
ScanSource, Inc.
(a)
.................... 27,692 1,081,650
SmartRent, Inc. , Class A
(a) (b)
.............. 294,683 595,260
TD SYNNEX Corp. .................... 92,564 13,905,890
TE Connectivity plc ................... 355,920 80,975,359
Teledyne Technologies, Inc.
(a)
............. 56,665 28,940,515
TTM Technologies, Inc.
(a)
................ 126,582 8,734,158
Vishay Intertechnology, Inc. .............. 139,774 2,025,325
Vishay Precision Group, Inc.
(a) (b)
........... 18,821 724,609
Vontier Corp. ........................ 181,466 6,746,906
Vuzix Corp.
(a) (b)
...................... 195,507 739,016
Zebra Technologies Corp. , Class A
(a)
........ 62,907 15,275,078
747,889,012
Energy Equipment & Services — 0.3%
Archrock, Inc. ....................... 215,479 5,606,764
Atlas Energy Solutions, Inc. .............. 86,940 818,975
Baker Hughes Co. , Class A .............. 1,194,307 54,388,741
Bristow Group, Inc.
(a)
.................. 31,914 1,168,691
Cactus, Inc. , Class A .................. 88,779 4,055,425
Core Laboratories, Inc.
(b)
................ 67,834 1,087,379
Expro Group Holdings NV
(a) (b)
............. 143,420 1,914,657
Halliburton Co. ...................... 1,021,405 28,864,905
Helix Energy Solutions Group, Inc.
(a)
........ 194,653 1,220,474
Helmerich & Payne, Inc. ................ 125,543 3,600,573
Innovex International, Inc.
(a) (b)
............. 41,529 908,239
Kodiak Gas Services, Inc. ............... 101,995 3,814,613
Liberty Energy, Inc. , Class A ............. 198,925 3,672,156
Nabors Industries Ltd.
(a) (b)
............... 19,918 1,081,547
Noble Corp. plc ...................... 158,117 4,465,224
NOV, Inc. .......................... 448,944 7,016,995
Oceaneering International, Inc.
(a)
.......... 128,536 3,088,720
Oil States International, Inc.
(a)
............. 84,286 570,616
Patterson-UTI Energy, Inc. .............. 450,667 2,753,575
ProPetro Holding Corp.
(a)
................ 98,605 937,734
RPC, Inc. .......................... 99,324 540,323
SEACOR Marine Holdings, Inc.
(a)
.......... 54,399 327,482
Seadrill Ltd.
(a)
....................... 80,100 2,771,460
Select Water Solutions, Inc. , Class A ........ 119,262 1,254,636
SLB Ltd. ........................... 1,807,218 69,361,027
Solaris Energy Infrastructure, Inc. , Class A
(b)
... 52,589 2,417,516
TechnipFMC plc ...................... 495,972 22,100,512
TETRA Technologies, Inc.
(a) (b)
............. 160,276 1,501,786
Tidewater, Inc.
(a)
..................... 57,191 2,888,717

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Transocean Ltd.
(a)
.................... 1,278,211 $ 5,279,012
Valaris Ltd.
(a)
........................ 79,052 3,984,221
Weatherford International plc ............. 86,417 6,762,994
250,225,689
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 647,410 1,009,960
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 14,835 630,339
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 61,511 2,426,609
Cinemark Holdings, Inc. ................ 122,500 2,846,900
Electronic Arts, Inc. ................... 272,540 55,688,098
Eventbrite, Inc. , Class A
(a)
............... 120,480 536,136
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 35,099 3,137,149
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 267,434 26,344,923
Lionsgate Studios Corp.
(a)
............... 247,658 2,261,118
Live Nation Entertainment, Inc.
(a)
.......... 192,613 27,447,352
Madison Square Garden Entertainment Corp.
(a)
. 55,974 3,016,439
Madison Square Garden Sports Corp.
(a)
...... 22,441 5,804,365
Marcus Corp. (The) ................... 34,136 529,449
Netflix, Inc.
(a)
........................ 5,132,460 481,219,450
Playtika Holding Corp. ................. 150,884 595,992
ROBLOX Corp. , Class A
(a)
............... 797,221 64,598,818
Roku, Inc. , Class A
(a)
.................. 161,509 17,522,111
Sphere Entertainment Co. , Class A
(a) (b)
....... 34,848 3,313,348
Starz Entertainment Corp.
(b)
.............. 16,662 194,945
Take-Two Interactive Software, Inc.
(a)
........ 210,128 53,799,072
TKO Group Holdings, Inc. , Class A ......... 81,646 17,064,014
Vivid Seats, Inc. , Class A
(a) (b)
............. 5,199 37,485
Walt Disney Co. (The) ................. 2,162,703 246,050,720
Warner Bros Discovery, Inc.
(a)
............ 3,000,832 86,483,978
Warner Music Group Corp. , Class A ........ 176,285 5,406,661
1,107,965,431
Financial Services — 3.7%
Affirm Holdings, Inc. , Class A
(a)
............ 352,199 26,214,172
Alerus Financial Corp. ................. 31,648 712,713
Apollo Global Management, Inc. ........... 563,878 81,626,979
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,218,858 1,115,308,974
Better Home & Finance Holding Co.
(a) (b)
...... 11,904 387,832
Block, Inc. , Class A
(a)
.................. 666,805 43,402,337
Cannae Holdings, Inc. ................. 97,234 1,529,491
Cantaloupe, Inc.
(a) (b)
................... 100,499 1,067,299
Cass Information Systems, Inc. ........... 21,228 881,387
Chime Financial, Inc. , Class A
(a)
........... 49,227 1,239,044
Corpay, Inc.
(a)
....................... 85,679 25,783,381
Enact Holdings, Inc. ................... 52,055 2,063,460
Equitable Holdings, Inc. ................ 325,592 15,514,459
Essent Group Ltd. .................... 116,992 7,605,650
Euronet Worldwide, Inc.
(a)
............... 47,530 3,617,508
EVERTEC, Inc. ...................... 84,352 2,453,800
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 10,674 1,874,034
Fidelity National Information Services, Inc. .... 633,798 42,122,215
Fiserv, Inc.
(a)
........................ 651,799 43,781,339
Flywire Corp.
(a)
...................... 131,457 1,861,431
Global Payments, Inc. ................. 288,137 22,301,804
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 152,727 4,800,210
International Money Express, Inc.
(a)
......... 45,971 706,115
Jack Henry & Associates, Inc. ............ 85,858 15,667,368
Jackson Financial, Inc. , Class A ........... 54,529 5,815,518
loanDepot, Inc. , Class A
(a)
............... 243,875 504,821
Marqeta, Inc. , Class A
(a) (b)
............... 553,094 2,627,196
Security
Shares
Shares Value
Financial Services (continued)
Mastercard, Inc. , Class A ................ 990,779 $ 565,615,915
Merchants Bancorp ................... 35,809 1,219,654
MGIC Investment Corp. ................ 284,119 8,301,957
NCR Atleos Corp.
(a)
................... 85,950 3,275,554
NewtekOne, Inc. ..................... 38,659 438,780
NMI Holdings, Inc. , Class A
(a)
............. 105,525 4,304,365
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 63,240 1,997,752
Payoneer Global, Inc.
(a)
................. 305,634 1,717,663
PayPal Holdings, Inc. .................. 1,137,833 66,426,691
PennyMac Financial Services, Inc. ......... 35,646 4,699,569
Radian Group, Inc. .................... 172,384 6,204,100
Remitly Global, Inc.
(a)
.................. 216,735 2,990,943
Repay Holdings Corp. , Class A
(a) (b)
......... 107,791 393,437
Rocket Cos., Inc. , Class A ............... 1,169,245 22,636,583
Sezzle, Inc.
(a) (b)
...................... 19,024 1,207,548
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 83,844 5,279,657
Toast, Inc. , Class A
(a)
.................. 566,090 20,101,856
UWM Holdings Corp. , Class A ............ 262,794 1,151,038
Visa, Inc. , Class A .................... 2,040,167 715,506,969
Voya Financial, Inc. ................... 115,982 8,639,499
Walker & Dunlop, Inc. .................. 43,426 2,612,074
Waterstone Financial, Inc. ............... 51,839 857,935
Western Union Co. (The) ............... 278,126 2,589,353
WEX, Inc.
(a) (b)
........................ 43,108 6,422,230
2,926,061,659
Food Products — 0.5%
Alico, Inc.
(b)
......................... 23,965 871,847
Archer-Daniels-Midland Co. .............. 580,591 33,378,177
B&G Foods, Inc. ..................... 137,125 589,638
Beyond Meat, Inc.
(a) (b)
.................. 623,145 510,979
Bunge Global SA ..................... 162,645 14,488,417
Calavo Growers, Inc. .................. 22,974 499,685
Cal-Maine Foods, Inc. .................. 52,354 4,165,808
Campbell's Co. (The) .................. 230,273 6,417,709
Conagra Brands, Inc. .................. 572,655 9,912,658
Darling Ingredients, Inc.
(a)
............... 194,219 6,991,884
Flowers Foods, Inc. ................... 300,686 3,271,464
Fresh Del Monte Produce, Inc. ............ 49,851 1,776,191
Freshpet, Inc.
(a)
...................... 60,887 3,709,845
General Mills, Inc. .................... 654,498 30,434,157
Hain Celestial Group, Inc. (The)
(a) (b)
......... 108,089 115,655
Hershey Co. (The) .................... 179,526 32,670,141
Hormel Foods Corp. ................... 354,826 8,409,376
Ingredion, Inc. ....................... 77,205 8,512,623
J & J Snack Foods Corp. ................ 20,193 1,824,841
J M Smucker Co. (The) ................. 128,647 12,582,963
John B Sanfilippo & Son, Inc. ............. 11,729 828,067
Kraft Heinz Co. (The) .................. 1,021,699 24,776,201
Lamb Weston Holdings, Inc. ............. 173,292 7,259,202
Marzetti Co. (The) .................... 25,497 4,192,217
McCormick & Co., Inc. (Non-Voting) , NVS .... 305,274 20,792,212
Mission Produce, Inc.
(a)
................. 61,838 717,321
Mondelez International, Inc. , Class A ........ 1,561,822 84,072,878
Pilgrim's Pride Corp. ................... 54,470 2,123,785
Post Holdings, Inc.
(a)
................... 54,447 5,392,975
Seaboard Corp. ...................... 260 1,155,653
Simply Good Foods Co. (The)
(a)
........... 115,776 2,324,782
SunOpta, Inc.
(a)
...................... 121,771 462,730
Tootsie Roll Industries, Inc. .............. 27,531 1,008,461
TreeHouse Foods, Inc.
(a)
................ 61,102 1,441,396
Tyson Foods, Inc. , Class A .............. 345,110 20,230,348
Utz Brands, Inc. , Class A ................ 88,374 917,322

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Vital Farms, Inc.
(a) (b)
................... 46,426 $ 1,482,846
360,312,454
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 190,777 31,979,949
Chesapeake Utilities Corp. .............. 27,809 3,469,451
MDU Resources Group, Inc. ............. 247,360 4,828,467
National Fuel Gas Co. ................. 110,850 8,874,651
New Jersey Resources Corp. ............. 127,959 5,901,469
Northwest Natural Holding Co. ............ 60,242 2,815,711
ONE Gas, Inc. ....................... 73,480 5,676,330
Southwest Gas Holdings, Inc. ............ 77,795 6,225,156
Spire, Inc. .......................... 74,629 6,171,818
UGI Corp. .......................... 256,561 9,603,078
85,546,080
Ground Transportation — 0.8%
ArcBest Corp.
(b)
...................... 29,392 2,180,592
Avis Budget Group, Inc.
(a) (b)
.............. 21,325 2,736,424
Covenant Logistics Group, Inc. , Class A ...... 23,450 516,838
CSX Corp. ......................... 2,254,929 81,741,176
FTAI Infrastructure, Inc. ................. 182,780 842,616
Heartland Express, Inc. ................. 56,248 507,919
Hertz Global Holdings, Inc.
(a) (b)
............ 170,215 874,905
JB Hunt Transport Services, Inc. .......... 90,798 17,645,683
Knight-Swift Transportation Holdings, Inc. .... 196,525 10,274,327
Landstar System, Inc. .................. 42,542 6,113,285
Lyft, Inc. , Class A
(a) (b)
................... 488,029 9,453,122
Marten Transport Ltd. .................. 77,938 886,934
Norfolk Southern Corp. ................. 270,670 78,147,842
Old Dominion Freight Line, Inc. ........... 221,736 34,768,205
RXO, Inc.
(a)
......................... 218,408 2,760,677
Ryder System, Inc. .................... 47,533 9,097,341
Saia, Inc.
(a)
......................... 32,267 10,535,821
Schneider National, Inc. , Class B .......... 54,203 1,438,006
Uber Technologies, Inc.
(a)
............... 2,520,167 205,922,846
U-Haul Holding Co. , NVS
(b)
.............. 122,123 5,708,029
U-Haul Holding Co.
(a) (b)
................. 11,396 574,472
Union Pacific Corp. ................... 715,286 165,459,958
Werner Enterprises, Inc. ................ 82,272 2,468,983
XPO, Inc.
(a)
......................... 142,548 19,373,699
670,029,700
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 2,103,921 263,600,262
Align Technology, Inc.
(a)
................. 81,365 12,705,145
Alphatec Holdings, Inc.
(a)
................ 148,969 3,134,308
AngioDynamics, Inc.
(a)
................. 78,570 1,008,839
Artivion, Inc.
(a)
....................... 58,088 2,649,394
AtriCure, Inc.
(a)
...................... 61,910 2,449,160
Avanos Medical, Inc.
(a)
................. 61,426 689,814
AxoGen, Inc.
(a)
....................... 58,979 1,930,383
Baxter International, Inc. ................ 633,541 12,106,969
Becton Dickinson & Co. ................ 346,415 67,228,759
Beta Bionics, Inc.
(a) (b)
.................. 49,903 1,520,544
Boston Scientific Corp.
(a)
................ 1,796,435 171,290,077
Butterfly Network, Inc. , Class A
(a) (b)
......... 218,283 829,475
Cerus Corp.
(a) (b)
...................... 323,086 665,557
ClearPoint Neuro, Inc.
(a) (b)
............... 32,327 442,233
CONMED Corp. ...................... 40,337 1,637,682
Cooper Cos., Inc. (The)
(a)
............... 240,268 19,692,365
Delcath Systems, Inc.
(a) (b)
............... 40,714 411,211
DENTSPLY SIRONA, Inc. ............... 266,219 3,042,883
Dexcom, Inc.
(a)
...................... 477,421 31,686,432
Edwards Lifesciences Corp.
(a)
............ 700,364 59,706,031
Embecta Corp. ...................... 66,982 795,746
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Enovis Corp.
(a) (b)
...................... 75,158 $ 2,002,209
Envista Holdings Corp.
(a)
................ 217,295 4,717,474
GE HealthCare Technologies, Inc. ......... 551,792 45,257,980
Glaukos Corp.
(a)
...................... 72,683 8,206,638
Globus Medical, Inc. , Class A
(a)
........... 135,339 11,816,448
Haemonetics Corp.
(a)
.................. 57,473 4,606,461
Hologic, Inc.
(a)
....................... 268,803 20,023,136
ICU Medical, Inc.
(a)
.................... 29,794 4,250,710
IDEXX Laboratories, Inc.
(a)
............... 96,794 65,484,045
Inspire Medical Systems, Inc.
(a)
........... 33,008 3,044,328
Insulet Corp.
(a)
....................... 85,764 24,377,559
Integer Holdings Corp.
(a)
................ 44,074 3,456,724
Integra LifeSciences Holdings Corp.
(a) (b)
...... 85,484 1,061,711
Intuitive Surgical, Inc.
(a)
................. 429,368 243,176,861
iRadimed Corp. ...................... 8,914 867,154
iRhythm Technologies, Inc.
(a) (b)
............ 40,090 7,113,570
Lantheus Holdings, Inc.
(a)
............... 83,848 5,580,084
LeMaitre Vascular, Inc. ................. 25,320 2,053,452
LivaNova plc
(a)
....................... 65,746 4,045,351
Masimo Corp.
(a)
...................... 58,199 7,569,362
Medline, Inc. , Class A
(a)
................. 215,574 9,054,108
Medtronic plc ....................... 1,548,244 148,724,319
Merit Medical Systems, Inc.
(a)
............. 72,309 6,373,315
Neogen Corp.
(a)
...................... 301,065 2,104,444
Novocure Ltd.
(a)
...................... 126,655 1,637,649
Omnicell, Inc.
(a)
...................... 55,047 2,493,629
OraSure Technologies, Inc.
(a)
............. 115,695 279,982
Orthofix Medical, Inc.
(a)
................. 49,588 751,754
OrthoPediatrics Corp.
(a) (b)
................ 19,180 340,637
Outset Medical, Inc.
(a) (b)
................. 35,624 132,165
Penumbra, Inc.
(a)
..................... 47,050 14,628,316
PROCEPT BioRobotics Corp.
(a) (b)
.......... 70,939 2,231,741
Pulmonx Corp.
(a)
..................... 64,496 142,536
Pulse Biosciences, Inc.
(a) (b)
............... 36,965 507,529
QuidelOrtho Corp.
(a)
................... 83,684 2,390,015
ResMed, Inc. ....................... 176,826 42,592,079
RxSight, Inc.
(a)
....................... 44,008 458,563
Semler Scientific, Inc.
(a) (b)
................ 10,979 167,869
Senseonics Holdings, Inc.
(a) (b)
............. 48,411 267,229
SI-BONE, Inc.
(a) (b)
..................... 53,565 1,056,302
Solventum Corp.
(a)
.................... 180,300 14,286,972
STAAR Surgical Co.
(a)
.................. 60,863 1,405,327
STERIS plc ......................... 119,923 30,402,879
Stryker Corp. ....................... 416,742 146,472,311
Tactile Systems Technology, Inc.
(a) (b)
........ 30,656 889,024
Tandem Diabetes Care, Inc.
(a)
............ 81,935 1,800,931
Teleflex, Inc. ........................ 55,081 6,722,085
TransMedics Group, Inc.
(a) (b)
.............. 42,509 5,171,220
Treace Medical Concepts, Inc.
(a) (b)
.......... 68,347 167,450
UFP Technologies, Inc.
(a)
................ 9,043 2,007,817
Varex Imaging Corp.
(a)
................. 49,829 580,508
Zimmer Biomet Holdings, Inc. ............ 238,784 21,471,457
1,595,646,688
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(a) (b)
............ 114,404 1,623,393
Accendra Health, Inc.
(a)
................. 98,776 276,573
AdaptHealth Corp.
(a)
................... 131,133 1,306,085
Addus HomeCare Corp.
(a)
............... 22,717 2,439,579
agilon health, Inc.
(a) (b)
.................. 370,128 254,907
Alignment Healthcare, Inc.
(a)
............. 182,303 3,600,484
AMN Healthcare Services, Inc.
(a)
........... 44,167 696,072
Astrana Health, Inc.
(a) (b)
................. 52,339 1,298,531
Aveanna Healthcare Holdings, Inc.
(a)
........ 92,769 757,923
BrightSpring Health Services, Inc.
(a)
........ 137,578 5,152,296

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.
(a)
............ 311,544 $ 3,361,560
Cardinal Health, Inc. ................... 287,091 58,997,201
Castle Biosciences, Inc.
(a)
............... 32,657 1,270,357
Cencora, Inc. ....................... 234,014 79,038,229
Centene Corp.
(a)
..................... 563,384 23,183,252
Chemed Corp. ....................... 17,354 7,425,082
Cigna Group (The) .................... 322,339 88,717,363
Clover Health Investments Corp. , Class A
(a) (b)
.. 575,057 1,351,384
Community Health Systems, Inc.
(a)
......... 191,522 597,549
Concentra Group Holdings Parent, Inc. ...... 140,202 2,759,175
CorVel Corp.
(a)
....................... 38,438 2,601,099
Cross Country Healthcare, Inc.
(a)
.......... 42,288 342,533
CVS Health Corp. .................... 1,535,019 121,819,108
DaVita, Inc.
(a)
........................ 43,829 4,979,413
Elevance Health, Inc. .................. 269,316 94,408,724
Encompass Health Corp. ............... 122,191 12,969,353
Enhabit, Inc.
(a) (b)
...................... 81,950 755,579
Ensign Group, Inc. (The) ................ 67,757 11,803,269
Fulgent Genetics, Inc.
(a) (b)
............... 35,085 921,683
GeneDx Holdings Corp. , Class A
(a)
......... 26,381 3,431,113
Guardant Health, Inc.
(a)
................. 157,985 16,136,588
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 26,503 797,475
HCA Healthcare, Inc. .................. 192,834 90,026,481
HealthEquity, Inc.
(a) (b)
.................. 107,166 9,817,477
Henry Schein, Inc.
(a) (b)
.................. 120,076 9,075,344
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 250,537 8,134,936
Hinge Health, Inc. , Class A
(a)
............. 22,883 1,062,915
Humana, Inc. ....................... 145,295 37,214,408
Kindly MD, Inc.
(a) (b)
.................... 564,105 198,057
Labcorp Holdings, Inc. ................. 100,916 25,317,806
LifeStance Health Group, Inc.
(a) (b)
.......... 247,254 1,740,668
McKesson Corp. ..................... 148,967 122,196,140
Molina Healthcare, Inc.
(a)
................ 62,511 10,848,159
National HealthCare Corp. ............... 18,782 2,574,824
National Research Corp. ................ 22,872 429,307
NeoGenomics, Inc.
(a)
.................. 161,104 1,894,583
Nutex Health, Inc.
(a) (b)
.................. 4,063 668,851
OPKO Health, Inc.
(a) (b)
.................. 701,439 883,813
Option Care Health, Inc.
(a)
............... 193,762 6,173,257
PACS Group, Inc.
(a)
................... 51,346 1,971,173
Pediatrix Medical Group, Inc.
(a)
............ 108,271 2,315,917
Pennant Group, Inc. (The)
(a)
.............. 44,337 1,248,087
Privia Health Group, Inc.
(a)
............... 158,746 3,763,868
Progyny, Inc.
(a)
....................... 98,567 2,531,201
Quest Diagnostics, Inc. ................. 135,357 23,488,500
RadNet, Inc.
(a)
....................... 87,656 6,254,256
Select Medical Holdings Corp. ............ 131,851 1,957,987
Surgery Partners, Inc.
(a) (b)
............... 101,613 1,569,921
Talkspace, Inc.
(a) (b)
.................... 203,727 739,529
Tenet Healthcare Corp.
(a)
................ 106,322 21,128,308
UnitedHealth Group, Inc. ................ 1,097,110 362,166,982
Universal Health Services, Inc. , Class B ..... 66,815 14,567,006
US Physical Therapy, Inc. ............... 19,581 1,529,080
1,328,561,773
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 187,909 9,196,266
American Healthcare REIT, Inc. ........... 212,836 10,016,062
CareTrust REIT, Inc. ................... 266,012 9,618,994
Community Healthcare Trust, Inc. .......... 47,306 776,765
Diversified Healthcare Trust .............. 313,002 1,518,060
Global Medical REIT, Inc. ............... 24,593 829,768
Healthcare Realty Trust, Inc. , Class A ....... 460,849 7,811,391
Healthpeak Properties, Inc. .............. 848,213 13,639,265
LTC Properties, Inc. ................... 61,691 2,120,937
Security
Shares
Shares Value
Health Care REITs (continued)
Medical Properties Trust, Inc. ............. 610,896 $ 3,054,480
National Health Investors, Inc. ............ 59,791 4,566,239
Omega Healthcare Investors, Inc. .......... 353,579 15,677,693
Sabra Health Care REIT, Inc. ............. 300,526 5,691,962
Sila Realty Trust, Inc. .................. 66,135 1,541,607
Universal Health Realty Income Trust ....... 13,973 547,881
Ventas, Inc. ........................ 570,180 44,120,528
Welltower, Inc. ....................... 830,650 154,176,946
284,904,844
Health Care Technology — 0.1%
Certara, Inc.
(a)
....................... 137,214 1,208,855
Claritev Corp.
(a) (b)
..................... 14,997 641,122
Doximity, Inc. , Class A
(a)
................ 167,357 7,410,568
Evolent Health, Inc. , Class A
(a)
............ 133,251 533,004
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 118,281 320,541
Health Catalyst, Inc.
(a) (b)
................. 78,818 188,375
HealthStream, Inc. .................... 31,597 728,943
HeartFlow, Inc.
(a) (b)
.................... 25,406 740,585
LifeMD, Inc.
(a) (b)
...................... 56,110 191,335
OptimizeRx Corp.
(a)
................... 43,053 527,830
Phreesia, Inc.
(a)
...................... 77,609 1,313,144
Schrodinger, Inc.
(a) (b)
................... 66,264 1,184,800
Simulations Plus, Inc.
(a)
................. 22,891 417,303
Teladoc Health, Inc.
(a)
.................. 217,708 1,523,956
Veeva Systems, Inc. , Class A
(a)
........... 182,669 40,777,201
Waystar Holding Corp.
(a)
................ 137,585 4,505,909
62,213,471
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. .............. 298,732 3,539,974
Chatham Lodging Trust ................. 110,707 753,915
DiamondRock Hospitality Co. ............. 254,998 2,284,782
Host Hotels & Resorts, Inc. .............. 777,479 13,784,703
Park Hotels & Resorts, Inc. .............. 271,990 2,845,016
Pebblebrook Hotel Trust
(b)
............... 154,096 1,744,367
RLJ Lodging Trust .................... 204,554 1,523,927
Ryman Hospitality Properties, Inc. ......... 72,297 6,840,742
Service Properties Trust ................ 207,687 382,144
Summit Hotel Properties, Inc. ............. 153,536 747,720
Sunstone Hotel Investors, Inc. ............ 267,131 2,388,151
Xenia Hotels & Resorts, Inc. ............. 120,206 1,699,713
38,535,154
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(a)
........ 74,917 854,803
Airbnb, Inc. , Class A
(a)
.................. 516,338 70,077,393
Aramark ........................... 322,761 11,896,970
BJ's Restaurants, Inc.
(a)
................. 31,585 1,244,449
Bloomin' Brands, Inc. .................. 106,190 655,192
Booking Holdings, Inc. ................. 39,010 208,911,423
Boyd Gaming Corp.
(b)
.................. 70,512 6,010,443
Brinker International, Inc.
(a)
.............. 53,375 7,660,380
Caesars Entertainment, Inc.
(a)
............ 257,612 6,025,545
Carnival Corp.
(a)
...................... 1,317,908 40,248,910
Cava Group, Inc.
(a) (b)
................... 122,394 7,183,304
Cheesecake Factory, Inc. (The) ........... 55,386 2,795,885
Chipotle Mexican Grill, Inc.
(a)
............. 1,601,588 59,258,756
Choice Hotels International, Inc.
(b)
.......... 24,588 2,342,253
Churchill Downs, Inc. .................. 80,263 9,132,324
Cracker Barrel Old Country Store, Inc.
(b)
..... 29,725 755,015
Darden Restaurants, Inc. ............... 142,084 26,146,298
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 35,788 580,123
Denny's Corp.
(a) (b)
..................... 76,819 477,814
Dine Brands Global, Inc. ................ 22,865 734,881
Domino's Pizza, Inc. ................... 36,714 15,303,129

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
DoorDash, Inc. , Class A
(a)
............... 454,066 $ 102,836,868
DraftKings, Inc. , Class A
(a) (b)
.............. 612,456 21,105,234
Dutch Bros, Inc. , Class A
(a) (b)
............. 155,345 9,510,221
Expedia Group, Inc. ................... 141,947 40,215,004
First Watch Restaurant Group, Inc.
(a)
........ 61,839 932,532
Flutter Entertainment plc
(a)
............... 212,444 45,683,958
Global Business Travel Group I
(a) (b)
......... 163,312 1,249,337
Golden Entertainment, Inc. .............. 25,742 699,925
Hilton Grand Vacations, Inc.
(a)
............ 75,429 3,375,448
Hilton Worldwide Holdings, Inc. ........... 278,135 79,894,279
Hyatt Hotels Corp. , Class A
(b)
............. 51,020 8,179,526
Jack in the Box, Inc. ................... 24,578 465,753
Krispy Kreme, Inc.
(b)
................... 119,745 481,375
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 9,383 491,012
Las Vegas Sands Corp. ................ 370,927 24,143,638
Life Time Group Holdings, Inc.
(a)
........... 182,911 4,861,774
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 62,740 904,711
Lucky Strike Entertainment Corp.
(b)
......... 50,115 424,474
Marriott International, Inc. , Class A ......... 268,880 83,417,331
Marriott Vacations Worldwide Corp. ......... 38,984 2,248,987
McDonald's Corp. .................... 860,774 263,078,358
MGM Resorts International
(a)
............. 243,365 8,880,389
Monarch Casino & Resort, Inc. ............ 15,223 1,456,841
Norwegian Cruise Line Holdings Ltd.
(a)
....... 543,205 12,124,336
Papa John's International, Inc. ............ 37,383 1,438,872
Penn Entertainment, Inc.
(a)
............... 171,313 2,526,867
Planet Fitness, Inc. , Class A
(a)
............ 101,739 11,035,629
Portillo's, Inc. , Class A
(a) (b)
............... 76,989 349,530
Pursuit Attractions & Hospitality, Inc.
(a)
....... 34,132 1,149,566
RCI Hospitality Holdings, Inc. ............. 10,927 260,500
Red Rock Resorts, Inc. , Class A ........... 58,012 3,593,843
Royal Caribbean Cruises Ltd. ............ 306,990 85,625,651
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 120,130 2,334,126
Sabre Corp.
(a) (b)
...................... 481,438 654,756
Serve Robotics, Inc.
(a) (b)
................. 96,005 996,532
Shake Shack, Inc. , Class A
(a)
............. 49,623 4,027,899
Sharplink Gaming, Inc.
(a) (b)
............... 250,973 2,243,699
Six Flags Entertainment Corp.
(a)
........... 112,361 1,723,618
Soho House & Co., Inc. , Class A
(a)
......... 175 1,568
Starbucks Corp. ...................... 1,378,102 116,049,969
Sweetgreen, Inc. , Class A
(a) (b)
............. 129,267 873,845
Texas Roadhouse, Inc. ................. 81,223 13,483,018
Travel + Leisure Co. ................... 77,930 5,496,403
United Parks & Resorts, Inc.
(a) (b)
........... 33,259 1,207,302
Vail Resorts, Inc. ..................... 43,907 5,830,849
Wendy's Co. (The) .................... 216,683 1,804,969
Wingstop, Inc. ....................... 34,281 8,175,676
Wyndham Hotels & Resorts, Inc. .......... 95,057 7,182,507
Wynn Resorts Ltd. .................... 102,175 12,294,718
Xponential Fitness, Inc. , Class A
(a)
......... 225 1,852
Yum! Brands, Inc. .................... 333,946 50,519,351
1,535,839,716
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a)
.............. 34,311 695,484
Cavco Industries, Inc.
(a)
................. 9,845 5,815,835
Century Communities, Inc. .............. 33,827 2,007,632
Champion Homes, Inc.
(a)
................ 70,370 5,946,265
Cricut, Inc. , Class A ................... 68,749 340,308
DR Horton, Inc. ...................... 329,719 47,489,428
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 28,974 495,455
Ethan Allen Interiors, Inc. ............... 34,207 781,288
Garmin Ltd. ......................... 198,675 40,301,224
Green Brick Partners, Inc.
(a)
.............. 40,280 2,523,945
Helen of Troy Ltd.
(a)
................... 28,048 596,020
Security
Shares
Shares Value
Household Durables (continued)
Hovnanian Enterprises, Inc. , Class A
(a)
....... 6,532 $ 637,131
Installed Building Products, Inc. ........... 28,579 7,413,107
KB Home .......................... 84,921 4,790,394
La-Z-Boy, Inc. ....................... 54,707 2,038,930
Leggett & Platt, Inc. ................... 166,944 1,836,384
Lennar Corp. , Class A .................. 249,971 25,697,019
Lennar Corp. , Class B ................. 24,127 2,294,960
LGI Homes, Inc.
(a)
.................... 24,437 1,049,814
Lovesac Co. (The)
(a) (b)
.................. 25,048 369,458
M/I Homes, Inc.
(a)
..................... 34,415 4,403,399
Meritage Homes Corp. ................. 86,204 5,672,223
Mohawk Industries, Inc.
(a)
............... 63,554 6,946,452
Newell Brands, Inc. ................... 483,517 1,798,683
NVR, Inc.
(a)
......................... 3,312 24,153,654
PulteGroup, Inc. ..................... 237,014 27,792,262
Somnigroup International, Inc. ............ 251,504 22,454,277
Sonos, Inc.
(a)
........................ 171,520 3,011,891
Taylor Morrison Home Corp.
(a)
............ 111,356 6,555,528
Toll Brothers, Inc. ..................... 115,925 15,675,378
TopBuild Corp.
(a) (b)
.................... 33,935 14,157,343
TRI Pointe Homes, Inc.
(a)
................ 105,794 3,329,337
Whirlpool Corp.
(b)
..................... 68,305 4,927,523
293,998,031
Household Products — 0.7%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 74,302 2,168,875
Church & Dwight Co., Inc. ............... 288,113 24,158,275
Clorox Co. (The) ..................... 146,700 14,791,761
Colgate-Palmolive Co. ................. 967,902 76,483,616
Energizer Holdings, Inc. ................ 77,928 1,549,988
Kimberly-Clark Corp. .................. 401,719 40,529,430
Oil-Dri Corp. of America ................ 11,955 585,078
Procter & Gamble Co. (The) ............. 2,825,895 404,979,013
Reynolds Consumer Products, Inc. ......... 77,459 1,775,360
Spectrum Brands Holdings, Inc. ........... 36,689 2,167,586
WD-40 Co. ......................... 17,171 3,380,970
572,569,952
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 871,182 12,492,750
Clearway Energy, Inc. , Class A ............ 42,512 1,335,727
Clearway Energy, Inc. , Class C ........... 104,021 3,459,738
Hallador Energy Co.
(a)
.................. 39,614 754,250
Ormat Technologies, Inc. ................ 76,391 8,438,914
Talen Energy Corp.
(a)
.................. 56,082 21,021,777
Vistra Corp. ........................ 385,751 62,233,209
109,736,365
Industrial Conglomerates — 0.3%
3M Co. ............................ 642,946 102,935,654
Honeywell International, Inc. ............. 766,341 149,505,466
252,441,120
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 367,128 4,721,266
EastGroup Properties, Inc. .............. 63,075 11,236,181
First Industrial Realty Trust, Inc. ........... 157,572 9,024,148
Industrial Logistics Properties Trust ......... 128,500 711,890
Innovative Industrial Properties, Inc. ........ 33,744 1,598,116
Lineage, Inc. ........................ 69,278 2,424,730
LXP Industrial Trust ................... 70,581 3,499,406
One Liberty Properties, Inc. .............. 39,012 791,553
Plymouth Industrial REIT, Inc. ............ 53,337 1,167,014
Prologis, Inc. ........................ 1,125,724 143,709,926
Rexford Industrial Realty, Inc. ............ 287,704 11,139,899
STAG Industrial, Inc. .................. 232,446 8,544,715

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. .................. 122,258 $ 7,177,767
205,746,611
Insurance — 1.9%
Abacus Global Management, Inc. .......... 325 2,779
Aflac, Inc. .......................... 588,989 64,947,817
Allstate Corp. (The) ................... 315,641 65,700,674
American Financial Group, Inc. ........... 84,210 11,509,823
American International Group, Inc. ......... 659,588 56,427,753
AMERISAFE, Inc. .................... 27,989 1,075,057
Aon plc , Class A ..................... 261,058 92,122,147
Arch Capital Group Ltd.
(a)
............... 432,631 41,497,966
Arthur J Gallagher & Co. ................ 311,603 80,639,740
Assurant, Inc. ....................... 61,223 14,745,560
Assured Guaranty Ltd. ................. 60,753 5,459,872
Axis Capital Holdings Ltd. ............... 91,689 9,818,975
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
87,449 2,101,399
Brighthouse Financial, Inc.
(a)
............. 72,447 4,693,841
Brown & Brown, Inc. ................... 355,334 28,320,120
Chubb Ltd. ......................... 442,210 138,022,585
Cincinnati Financial Corp. ............... 189,473 30,944,730
CNA Financial Corp. ................... 33,144 1,582,295
CNO Financial Group, Inc. ............... 117,184 4,976,804
Donegal Group, Inc. , Class A ............. 53,129 1,061,517
Employers Holdings, Inc. ................ 30,138 1,301,057
Erie Indemnity Co. , Class A, NVS .......... 30,478 8,736,519
Everest Group Ltd. .................... 50,001 16,967,839
F&G Annuities & Life, Inc. ............... 52,767 1,627,862
Fidelity National Financial, Inc. , Class A ...... 303,177 16,550,432
First American Financial Corp. ............ 124,930 7,675,699
Genworth Financial, Inc. , Class A
(a)
......... 438,838 3,962,707
Globe Life, Inc. ...................... 102,277 14,304,461
Goosehead Insurance, Inc. , Class A ........ 31,248 2,301,415
Hanover Insurance Group, Inc. (The) ....... 43,345 7,922,166
Hartford Insurance Group, Inc. (The) ........ 348,332 48,000,150
HCI Group, Inc.
(b)
..................... 13,421 2,572,672
Heritage Insurance Holdings, Inc.
(a)
......... 31,552 923,212
Hippo Holdings, Inc.
(a)
.................. 30,250 909,920
Horace Mann Educators Corp. ............ 49,610 2,290,990
Kemper Corp. ....................... 75,898 3,076,905
Kinsale Capital Group, Inc. .............. 27,339 10,692,830
Lemonade, Inc.
(a) (b)
.................... 78,937 5,618,736
Lincoln National Corp. ................. 164,472 7,323,938
Loews Corp. ........................ 202,301 21,304,318
Markel Group, Inc.
(a)
................... 15,410 33,126,107
Marsh & McLennan Cos., Inc. ............ 595,405 110,459,536
MBIA, Inc.
(a)
........................ 64,570 462,321
Mercury General Corp. ................. 35,964 3,382,774
MetLife, Inc. ........................ 689,708 54,445,550
Neptune Insurance Holdings, Inc. , Class A
(a)
... 30,538 890,488
Octave Specialty Group, Inc.
(a)
............ 85,354 664,054
Old Republic International Corp. ........... 292,112 13,331,992
Oscar Health, Inc. , Class A
(a)
............. 259,589 3,730,294
Palomar Holdings, Inc.
(a)
................ 33,138 4,465,677
Primerica, Inc. ....................... 46,035 11,893,603
Principal Financial Group, Inc. ............ 245,073 21,617,889
ProAssurance Corp.
(a)
.................. 58,726 1,418,820
Progressive Corp. (The) ................ 709,563 161,581,686
Prudential Financial, Inc. ................ 425,480 48,028,182
Reinsurance Group of America, Inc. ........ 79,826 16,241,398
RenaissanceRe Holdings Ltd. ............ 55,250 15,534,090
RLI Corp. .......................... 116,706 7,466,850
Root, Inc. , Class A
(a) (b)
.................. 17,228 1,244,378
Ryan Specialty Holdings, Inc. , Class A ....... 139,758 7,215,706
Safety Insurance Group, Inc. ............. 22,166 1,726,953
Security
Shares
Shares Value
Insurance (continued)
Selective Insurance Group, Inc. ........... 74,929 $ 6,269,309
Selectquote, Inc.
(a)
.................... 205,962 290,406
SiriusPoint Ltd.
(a)
..................... 86,546 1,894,492
Skyward Specialty Insurance Group, Inc.
(a)
.... 45,964 2,349,220
Stewart Information Services Corp. ......... 35,713 2,509,195
Tiptree, Inc. ........................ 42,351 773,753
Travelers Cos., Inc. (The) ............... 269,714 78,233,243
Trupanion, Inc.
(a)
..................... 53,202 1,988,159
United Fire Group, Inc. ................. 24,833 902,680
Universal Insurance Holdings, Inc. ......... 34,976 1,182,189
Unum Group ........................ 194,260 15,055,150
White Mountains Insurance Group Ltd. ...... 2,996 6,225,778
Willis Towers Watson plc ................ 117,623 38,650,918
WR Berkley Corp. .................... 363,842 25,512,601
1,540,480,723
Interactive Media & Services — 7.3%
Alphabet, Inc. , Class A ................. 7,038,520 2,203,056,760
Alphabet, Inc. , Class C, NVS ............. 5,637,323 1,768,991,957
Angi, Inc.
(a) (b)
........................ 45,723 591,198
Bumble, Inc. , Class A
(a) (b)
................ 138,494 494,424
Cargurus, Inc. , Class A
(a)
................ 109,614 4,203,697
Cars.com, Inc.
(a)
...................... 86,021 1,049,456
EverQuote, Inc. , Class A
(a)
............... 33,605 907,335
fuboTV, Inc.
(a) (b)
...................... 460,135 1,159,540
Grindr, Inc.
(a) (b)
....................... 67,771 917,619
IAC, Inc.
(a)
.......................... 87,318 3,414,134
Match Group, Inc. .................... 302,342 9,762,623
Meta Platforms, Inc. , Class A ............. 2,637,278 1,740,840,835
Nextdoor Holdings, Inc. , Class A
(a)
......... 311,557 654,270
Pinterest, Inc. , Class A
(a)
................ 729,869 18,896,308
QuinStreet, Inc.
(a)
..................... 75,738 1,088,355
Reddit, Inc. , Class A
(a)
.................. 154,172 35,439,518
Rumble, Inc. , Class A
(a) (b)
................ 130,930 827,478
Shutterstock, Inc. ..................... 29,298 559,592
Snap, Inc. , Class A, NVS
(a)
.............. 1,394,585 11,254,301
TripAdvisor, Inc.
(a) (b)
................... 139,011 2,024,000
Trump Media & Technology Group Corp.
(a) (b)
... 201,481 2,667,608
Yelp, Inc.
(a)
......................... 73,976 2,248,131
Ziff Davis, Inc.
(a)
...................... 57,511 2,021,512
ZipRecruiter, Inc. , Class A
(a) (b)
............. 106,081 413,716
ZoomInfo Technologies, Inc.
(a)
............ 351,912 3,578,945
5,817,063,312
IT Services — 1.2%
Accenture plc , Class A ................. 750,315 201,309,514
Akamai Technologies, Inc.
(a)
.............. 173,325 15,122,606
Applied Digital Corp.
(a) (b)
................ 308,431 7,562,728
ASGN, Inc.
(a)
........................ 57,404 2,765,151
Backblaze, Inc. , Class A
(a)
............... 56,418 262,908
BigBear.ai Holdings, Inc.
(a) (b)
.............. 565,031 3,051,167
Cloudflare, Inc. , Class A
(a)
............... 384,248 75,754,493
Cognizant Technology Solutions Corp. , Class A . 583,411 48,423,113
Commerce.com, Inc.
(a) (b)
................ 110,818 456,570
CoreWeave, Inc. , Class A
(a) (b)
............. 276,855 19,825,586
DigitalOcean Holdings, Inc.
(a) (b)
............ 85,100 4,095,012
DXC Technology Co.
(a)
................. 224,258 3,285,380
EPAM Systems, Inc.
(a)
.................. 67,395 13,807,888
Fastly, Inc. , Class A
(a)
.................. 186,704 1,900,647
Gartner, Inc.
(a)
....................... 87,389 22,046,497
GoDaddy, Inc. , Class A
(a)
................ 164,002 20,349,368
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 76,019 686,452
Hackett Group, Inc. (The) ............... 31,691 622,094
International Business Machines Corp. ...... 1,131,662 335,209,601
Kyndryl Holdings, Inc.
(a) (b)
............... 284,764 7,563,332

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
MongoDB, Inc. , Class A
(a)
............... 98,504 $ 41,341,144
Okta, Inc.
(a)
......................... 203,709 17,614,717
Snowflake, Inc. , Class A
(a)
............... 411,638 90,296,912
TSS, Inc.
(a) (b)
........................ 48,356 341,877
Twilio, Inc. , Class A
(a)
.................. 184,009 26,173,440
Unisys Corp.
(a)
....................... 86,431 238,550
VeriSign, Inc. ....................... 99,292 24,122,991
984,229,738
Leisure Products — 0.1%
Acushnet Holdings Corp. ................ 34,928 2,787,953
Brunswick Corp. ..................... 83,220 6,178,253
Funko, Inc. , Class A
(a) (b)
................. 65,785 223,669
Hasbro, Inc. ........................ 162,813 13,350,666
Malibu Boats, Inc. , Class A
(a) (b)
............ 28,575 806,101
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 31,855 602,378
Mattel, Inc.
(a)
........................ 391,171 7,760,833
Peloton Interactive, Inc. , Class A
(a) (b)
........ 489,541 3,015,573
Polaris, Inc. ......................... 64,569 4,083,989
Smith & Wesson Brands, Inc. ............. 64,341 635,046
Sturm Ruger & Co., Inc. ................ 25,747 840,639
Topgolf Callaway Brands Corp.
(a)
.......... 185,141 2,160,595
YETI Holdings, Inc.
(a) (b)
................. 104,783 4,628,265
47,073,960
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. , Class A
(a) (b)
........... 163,227 2,662,232
Adaptive Biotechnologies Corp.
(a) (b)
......... 159,320 2,587,357
Agilent Technologies, Inc. ............... 345,811 47,054,503
Avantor, Inc.
(a)
....................... 827,240 9,480,170
Azenta, Inc.
(a)
....................... 64,513 2,145,702
BioLife Solutions, Inc.
(a)
................. 63,174 1,527,547
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 22,760 6,896,052
Bio-Techne Corp. ..................... 191,902 11,285,757
Bruker Corp. ........................ 133,967 6,311,185
Charles River Laboratories International, Inc.
(a)
. 61,465 12,261,038
CryoPort, Inc.
(a)
...................... 60,746 583,162
Cytek Biosciences, Inc.
(a)
................ 111,774 564,459
Danaher Corp. ...................... 761,894 174,412,775
Fortrea Holdings, Inc.
(a)
................. 124,491 2,147,470
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 61,878 514,206
Illumina, Inc.
(a)
....................... 186,895 24,513,148
IQVIA Holdings, Inc.
(a)
.................. 206,942 46,646,796
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 141,518 459,934
MaxCyte, Inc.
(a)
...................... 155,093 240,394
Medpace Holdings, Inc.
(a)
............... 27,019 15,175,221
Mesa Laboratories, Inc. ................ 6,692 525,322
Mettler-Toledo International, Inc.
(a)
......... 24,793 34,566,153
Niagen Bioscience, Inc.
(a)
............... 64,093 407,631
OmniAb, Inc.
(a) (b)
..................... 122,654 226,910
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 403,282 754,137
Personalis, Inc.
(a) (b)
.................... 109,284 869,901
Quanterix Corp.
(a)
..................... 47,401 301,470
Quantum-Si, Inc. , Class A
(a) (b)
............. 405,560 446,116
Repligen Corp.
(a)
..................... 63,995 10,486,221
Revvity, Inc. ........................ 140,312 13,575,186
Sotera Health Co.
(a)
................... 260,590 4,596,808
Standard BioTools, Inc.
(a) (b)
............... 314,430 402,470
Tempus AI, Inc.
(a) (b)
.................... 126,499 7,469,766
Thermo Fisher Scientific, Inc. ............. 455,119 263,718,705
Waters Corp.
(a)
...................... 73,047 27,745,442
West Pharmaceutical Services, Inc. ........ 87,835 24,166,922
757,728,268
Security
Shares
Shares Value
Machinery — 1.8%
3D Systems Corp.
(a) (b)
.................. 178,760 $ 316,405
AGCO Corp. ........................ 74,797 7,802,823
Alamo Group, Inc. .................... 12,119 2,034,417
Albany International Corp. , Class A ......... 41,944 2,126,561
Alliance Laundry Holdings, Inc.
(a) (b)
......... 54,786 1,114,895
Allison Transmission Holdings, Inc. ......... 99,736 9,764,154
Astec Industries, Inc. .................. 25,568 1,107,606
Atmus Filtration Technologies, Inc. ......... 104,048 5,401,132
Blue Bird Corp.
(a)
..................... 39,434 1,853,398
Caterpillar, Inc. ...................... 566,620 324,599,599
CECO Environmental Corp.
(a) (b)
........... 40,812 2,442,598
Chart Industries, Inc.
(a)
................. 55,310 11,406,581
CNH Industrial NV .................... 1,078,295 9,941,880
Columbus McKinnon Corp. .............. 43,198 745,166
Crane Co. .......................... 58,721 10,829,914
Cummins, Inc. ....................... 166,601 85,041,480
Deere & Co. ........................ 304,164 141,609,633
Donaldson Co., Inc. ................... 138,565 12,285,173
Douglas Dynamics, Inc. ................ 30,999 1,012,117
Dover Corp. ........................ 164,865 32,188,243
Energy Recovery, Inc.
(a)
................ 76,741 1,035,236
Enerpac Tool Group Corp. , Class A ......... 67,864 2,595,119
Enpro, Inc. ......................... 25,402 5,439,330
Esab Corp. ......................... 69,058 7,715,160
ESCO Technologies, Inc. ............... 32,312 6,313,442
Federal Signal Corp. .................. 74,837 8,126,550
Flowserve Corp. ..................... 154,011 10,685,283
Fortive Corp. ........................ 389,042 21,479,009
Franklin Electric Co., Inc. ............... 49,420 4,721,093
Gates Industrial Corp. plc
(a)
.............. 313,886 6,739,132
Gorman-Rupp Co. (The) ................ 35,535 1,696,796
Graco, Inc. ......................... 190,170 15,588,235
Graham Corp.
(a) (b)
..................... 13,784 885,346
Greenbrier Cos., Inc. (The) .............. 38,745 1,810,941
Helios Technologies, Inc. ................ 43,204 2,310,982
Hillenbrand, Inc. ..................... 86,869 2,755,485
Hillman Solutions Corp.
(a)
............... 236,628 2,049,198
Hyster-Yale, Inc. , Class A ............... 12,166 361,452
IDEX Corp. ......................... 90,088 16,030,259
Illinois Tool Works, Inc. ................. 315,253 77,646,814
Ingersoll Rand, Inc. ................... 442,914 35,087,647
ITT, Inc. ........................... 94,396 16,378,650
JBT Marel Corp. ..................... 62,627 9,436,010
Kadant, Inc. ........................ 14,936 4,257,059
Kennametal, Inc. ..................... 97,429 2,767,958
Lincoln Electric Holdings, Inc. ............ 67,023 16,061,392
Lindsay Corp. ....................... 14,560 1,716,187
Luxfer Holdings plc ................... 56,966 770,750
Manitowoc Co., Inc. (The)
(a)
.............. 52,876 633,983
Microvast Holdings, Inc.
(a) (b)
.............. 256,935 719,418
Middleby Corp. (The)
(a)
................. 56,310 8,371,608
Miller Industries, Inc. .................. 14,581 544,892
Mueller Industries, Inc. ................. 132,519 15,213,181
Mueller Water Products, Inc. , Class A ....... 193,558 4,610,552
Nordson Corp. ....................... 65,599 15,771,968
Omega Flex, Inc. ..................... 6,845 201,517
Oshkosh Corp. ...................... 76,717 9,637,957
Otis Worldwide Corp. .................. 466,782 40,773,408
PACCAR, Inc. ....................... 632,621 69,278,326
Parker-Hannifin Corp. .................. 152,725 134,239,166
Pentair plc ......................... 202,324 21,070,021
Proto Labs, Inc.
(a)
..................... 32,172 1,627,581
RBC Bearings, Inc.
(a)
.................. 38,183 17,122,403
REV Group, Inc. ..................... 63,362 3,853,043
Richtech Robotics, Inc. , Class B
(a) (b)
........ 155,161 501,170

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ....................... 61,955 $ 21,349,693
SPX Technologies, Inc.
(a)
................ 60,905 12,184,654
Standex International Corp. .............. 16,263 3,533,625
Stanley Black & Decker, Inc. ............. 190,487 14,149,374
Symbotic, Inc. , Class A
(a) (b)
............... 69,051 4,108,535
Tennant Co. ........................ 22,712 1,673,874
Terex Corp. ......................... 79,838 4,261,752
Timken Co. (The) ..................... 78,085 6,569,291
Titan International, Inc.
(a)
................ 72,509 567,745
Toro Co. (The) ....................... 118,271 9,310,293
Trinity Industries, Inc. .................. 107,622 2,845,526
Wabash National Corp. ................. 56,691 490,377
Watts Water Technologies, Inc. , Class A ...... 32,386 8,939,184
Westinghouse Air Brake Technologies Corp. ... 206,773 44,135,697
Worthington Enterprises, Inc. ............. 38,741 1,997,873
Xylem, Inc. ......................... 295,170 40,196,251
1,466,568,228
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ............ 60,531 1,115,586
Kirby Corp.
(a)
........................ 68,259 7,520,777
Matson, Inc. ........................ 37,928 4,686,004
13,322,367
Media — 0.4%
Boston Omaha Corp. , Class A
(a) (b)
.......... 54,100 669,217
Cable One, Inc. ...................... 6,610 745,938
Charter Communications, Inc. , Class A
(a) (b)
.... 106,691 22,271,746
Clear Channel Outdoor Holdings, Inc.
(a)
...... 503,084 1,111,816
Comcast Corp. , Class A ................ 4,387,692 131,148,114
DoubleVerify Holdings, Inc.
(a)
............. 178,378 2,040,644
EchoStar Corp. , Class A
(a) (b)
.............. 163,368 17,758,102
Fox Corp. , Class A, NVS ................ 248,093 18,128,155
Fox Corp. , Class B .................... 179,417 11,649,546
Gray Media, Inc. ..................... 99,241 480,326
Ibotta, Inc. , Class A
(a) (b)
................. 10,007 227,459
John Wiley & Sons, Inc. , Class A .......... 52,477 1,607,370
Liberty Broadband Corp. , Class A
(a)
......... 27,075 1,307,181
Liberty Broadband Corp. , Class C, NVS
(a)
.... 137,308 6,673,169
Magnite, Inc.
(a)
....................... 180,799 2,934,368
National CineMedia, Inc.
(b)
............... 133,655 519,918
New York Times Co. (The) , Class A ......... 195,662 13,582,856
News Corp. , Class A, NVS .............. 459,084 11,991,274
News Corp. , Class B .................. 139,243 4,125,770
Nexstar Media Group, Inc. ............... 33,274 6,756,286
NIQ Global Intelligence plc
(a)
............. 64,297 1,060,258
Omnicom Group, Inc. .................. 386,313 31,194,775
Optimum Communications, Inc. , Class A
(a) (b)
... 337,611 557,058
Paramount Skydance Corp. , Class B, NVS
(b)
.. 377,334 5,056,276
PubMatic, Inc. , Class A
(a) (b)
............... 56,193 498,432
Scholastic Corp. ..................... 36,056 1,068,339
Sinclair, Inc. , Class A .................. 52,995 810,823
Sirius XM Holdings, Inc. ................ 238,884 4,776,486
Stagwell, Inc. , Class A
(a) (b)
............... 133,263 651,656
TechTarget, Inc.
(a)
..................... 33,424 180,490
TEGNA, Inc. ........................ 195,072 3,786,348
Thryv Holdings, Inc.
(a)
.................. 72,318 437,524
Trade Desk, Inc. (The) , Class A
(a)
.......... 540,869 20,531,387
USA TODAY Co., Inc.
(a) (b)
................ 165,867 854,215
327,193,322
Metals & Mining — 0.5%
Alcoa Corp. ......................... 316,254 16,805,738
Alpha Metallurgical Resources, Inc.
(a)
....... 13,186 2,635,618
American Battery Technology Co.
(a) (b)
........ 132,178 441,474
Century Aluminum Co.
(a)
................ 63,087 2,471,749
Security
Shares
Shares Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
(a)
................. 695,033 $ 9,230,038
Coeur Mining, Inc.
(a) (b)
.................. 789,244 14,072,221
Commercial Metals Co. ................. 132,289 9,157,045
Compass Minerals International, Inc.
(a)
....... 43,594 856,186
Freeport-McMoRan, Inc. ................ 1,735,617 88,151,987
Hecla Mining Co. ..................... 809,093 15,526,495
Hycroft Mining Holding Corp. , Class A
(a)
...... 93,708 2,227,439
Idaho Strategic Resources, Inc.
(a) (b)
......... 22,085 890,025
Ivanhoe Electric, Inc.
(a)
................. 144,616 2,310,964
Kaiser Aluminum Corp. ................. 22,248 2,555,405
Materion Corp. ...................... 25,526 3,173,392
McEwen, Inc.
(a) (b)
..................... 72,649 1,344,733
Metallus, Inc.
(a)
...................... 62,170 1,066,837
MP Materials Corp. , Class A
(a) (b)
........... 161,945 8,181,461
Newmont Corp. ...................... 1,326,278 132,428,858
Nucor Corp. ........................ 276,488 45,097,958
Olympic Steel, Inc. .................... 10,934 467,811
Ramaco Resources, Inc. , Class A
(a)
......... 50,241 904,338
Reliance, Inc. ....................... 62,648 18,097,128
Royal Gold, Inc. ...................... 96,473 21,444,983
Ryerson Holding Corp. ................. 36,060 907,270
Steel Dynamics, Inc. ................... 167,645 28,407,445
SunCoke Energy, Inc. .................. 118,820 855,504
United States Antimony Corp.
(a) (b)
.......... 169,034 848,551
USA Rare Earth, Inc.
(a) (b)
................ 130,174 1,549,071
Warrior Met Coal, Inc. .................. 65,050 5,735,458
Worthington Steel, Inc. ................. 51,596 1,786,254
439,629,436
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc. .................... 111,091 810,964
AGNC Investment Corp. ................ 1,330,874 14,266,969
Annaly Capital Management, Inc. .......... 744,826 16,654,309
Apollo Commercial Real Estate Finance, Inc. .. 153,400 1,484,912
Arbor Realty Trust, Inc. ................. 190,696 1,479,801
Ares Commercial Real Estate Corp. ........ 99,947 477,747
ARMOUR Residential REIT, Inc. ........... 162,665 2,877,544
Blackstone Mortgage Trust, Inc. , Class A ..... 201,839 3,861,180
BrightSpire Capital, Inc. , Class A .......... 222,867 1,248,055
Chimera Investment Corp. ............... 101,266 1,258,736
Claros Mortgage Trust, Inc.
(a)
............. 146,789 449,174
Dynex Capital, Inc. .................... 181,073 2,536,833
Ellington Financial, Inc. ................. 162,289 2,203,885
Franklin BSP Realty Trust, Inc. ............ 108,360 1,086,851
Granite Point Mortgage Trust, Inc. ......... 137,979 331,150
Invesco Mortgage Capital, Inc. ............ 100,660 846,551
KKR Real Estate Finance Trust, Inc. ........ 78,113 642,089
Ladder Capital Corp. , Class A ............ 136,301 1,497,948
MFA Financial, Inc. .................... 123,038 1,145,484
Orchid Island Capital, Inc. ............... 237,197 1,707,818
PennyMac Mortgage Investment Trust ....... 105,124 1,319,306
Ready Capital Corp. ................... 238,972 520,959
Redwood Trust, Inc. ................... 190,235 1,051,999
Rithm Capital Corp. ................... 657,091 7,162,292
Starwood Property Trust, Inc. ............. 434,059 7,817,403
TPG RE Finance Trust, Inc. .............. 84,330 726,081
Two Harbors Investment Corp. ............ 128,996 1,354,458
76,820,498
Multi-Utilities — 0.5%
Ameren Corp. ....................... 325,087 32,463,188
Avista Corp. ........................ 108,301 4,173,920
Black Hills Corp. ..................... 87,208 6,053,979
CenterPoint Energy, Inc. ................ 795,137 30,485,553
CMS Energy Corp. .................... 363,716 25,434,660

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Consolidated Edison, Inc. ............... 429,583 $ 42,666,184
Dominion Energy, Inc. .................. 1,035,587 60,675,042
DTE Energy Co. ..................... 255,802 32,993,342
NiSource, Inc. ....................... 587,208 24,521,806
Northwestern Energy Group, Inc. .......... 74,222 4,790,288
Public Service Enterprise Group, Inc. ....... 607,999 48,822,320
Sempra ........................... 788,132 69,584,174
Unitil Corp. ......................... 25,331 1,227,034
WEC Energy Group, Inc. ................ 385,000 40,602,100
424,493,590
Office REITs — 0.1%
Brandywine Realty Trust ................ 198,915 580,832
BXP, Inc. .......................... 176,475 11,908,533
COPT Defense Properties ............... 137,183 3,813,687
Cousins Properties, Inc. ................ 202,598 5,222,976
Douglas Emmett, Inc. .................. 171,930 1,889,511
Easterly Government Properties, Inc. ....... 65,196 1,381,503
Empire State Realty Trust, Inc. , Class A ...... 187,308 1,221,248
Highwoods Properties, Inc. .............. 129,164 3,335,014
Hudson Pacific Properties, Inc.
(a)
.......... 71,649 775,959
JBG SMITH Properties ................. 81,468 1,385,771
Kilroy Realty Corp. .................... 129,798 4,850,551
NET Lease Office Properties ............. 23,490 605,807
Orion Properties, Inc. .................. 152,559 344,783
Peakstone Realty Trust , Class E .......... 50,182 720,112
Piedmont Realty Trust, Inc. , Class A ........ 149,115 1,243,619
Postal Realty Trust, Inc. , Class A .......... 54,877 885,715
SL Green Realty Corp. ................. 88,602 4,064,174
Vornado Realty Trust .................. 203,559 6,774,444
51,004,239
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp. ................ 430,493 7,658,470
Antero Resources Corp.
(a)
............... 358,611 12,357,735
APA Corp. ......................... 435,243 10,646,044
BKV Corp.
(a)
........................ 29,517 801,387
California Resources Corp. .............. 96,983 4,336,110
Calumet, Inc.
(a) (b)
..................... 77,813 1,546,144
Centrus Energy Corp. , Class A
(a) (b)
......... 21,355 5,184,140
Cheniere Energy, Inc. .................. 259,170 50,380,056
Chevron Corp. ....................... 2,288,379 348,771,843
Chord Energy Corp. ................... 65,122 6,036,809
Civitas Resources, Inc. ................. 100,070 2,710,896
Clean Energy Fuels Corp.
(a)
.............. 276,205 580,031
CNX Resources Corp.
(a)
................ 166,320 6,115,586
Comstock Resources, Inc.
(a)
.............. 102,069 2,365,959
ConocoPhillips ...................... 1,489,334 139,416,556
Core Natural Resources, Inc. ............. 62,372 5,520,546
Coterra Energy, Inc. ................... 931,225 24,509,842
Crescent Energy, Inc. , Class A
(b)
........... 307,762 2,582,123
CVR Energy, Inc.
(a)
.................... 40,255 1,024,087
Delek US Holdings, Inc. ................ 77,451 2,297,197
Devon Energy Corp. ................... 760,367 27,852,243
Diamondback Energy, Inc. ............... 224,262 33,713,306
Dorian LPG Ltd. ...................... 50,676 1,233,454
DT Midstream, Inc. .................... 120,832 14,461,174
EOG Resources, Inc. .................. 656,619 68,951,561
EQT Corp. ......................... 756,357 40,540,735
Excelerate Energy, Inc. , Class A ........... 29,345 823,127
Expand Energy Corp. .................. 287,579 31,737,218
Exxon Mobil Corp. .................... 5,101,674 613,935,449
Gevo, Inc.
(a) (b)
....................... 507,122 1,014,244
Green Plains, Inc.
(a)
................... 81,882 802,444
Gulfport Energy Corp.
(a) (b)
............... 19,198 3,992,992
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Harvest Natural Resources, Inc.
(a) (d)
......... 8,626 $ —
HF Sinclair Corp. ..................... 185,333 8,540,145
Infinity Natural Resources, Inc. , Class A
(a)
.... 15,695 231,187
International Seaways, Inc. .............. 46,259 2,245,874
Kinder Morgan, Inc. ................... 2,373,767 65,254,855
Kinetik Holdings, Inc. , Class A ............ 57,794 2,083,474
Kosmos Energy Ltd.
(a) (b)
................. 567,796 515,218
Lightbridge Corp.
(a) (b)
................... 36,895 466,353
Magnolia Oil & Gas Corp. , Class A ......... 219,872 4,812,998
Marathon Petroleum Corp. .............. 364,124 59,217,486
Matador Resources Co. ................ 140,390 5,958,152
Murphy Oil Corp. ..................... 179,229 5,600,906
New Fortress Energy, Inc. , Class A
(a) (b)
....... 170,184 194,010
NextDecade Corp.
(a) (b)
.................. 184,429 971,941
Northern Oil & Gas, Inc. ................ 123,330 2,647,895
Occidental Petroleum Corp. .............. 863,013 35,487,095
ONEOK, Inc. ........................ 762,541 56,046,764
Ovintiv, Inc. ......................... 308,711 12,098,384
Par Pacific Holdings, Inc.
(a)
.............. 65,389 2,297,769
PBF Energy, Inc. , Class A ............... 106,013 2,875,073
Peabody Energy Corp. ................. 153,871 4,569,969
Permian Resources Corp. , Class A ......... 846,667 11,878,738
Phillips 66 .......................... 488,027 62,975,004
Range Resources Corp. ................ 294,744 10,392,673
REX American Resources Corp.
(a)
......... 38,440 1,242,381
Sable Offshore Corp. , Class A
(a) (b)
.......... 170,149 1,534,744
SandRidge Energy, Inc. ................ 54,148 781,356
SM Energy Co. ...................... 149,916 2,803,429
Talos Energy, Inc.
(a)
................... 174,730 1,925,525
Targa Resources Corp. ................. 260,314 48,027,933
Texas Pacific Land Corp. ................ 70,038 20,116,314
Uranium Energy Corp.
(a) (b)
............... 601,923 7,030,461
Ur-Energy, Inc.
(a) (b)
.................... 663,998 922,957
VAALCO Energy, Inc. .................. 129,405 471,034
Valero Energy Corp. ................... 369,768 60,194,533
Venture Global, Inc. , Class A
(b)
............ 555,027 3,785,284
Viper Energy, Inc. .................... 207,286 8,007,458
Vitesse Energy, Inc. ................... 36,927 711,214
Williams Cos., Inc. (The) ................ 1,483,787 89,190,437
World Kinect Corp. .................... 61,046 1,430,308
2,079,436,839
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............... 21,461 373,421
Louisiana-Pacific Corp. ................. 78,878 6,370,187
Magnera Corp.
(a) (b)
.................... 125 1,893
Mercer International, Inc. ................ 78,453 155,337
Sylvamo Corp. ...................... 42,898 2,065,539
8,966,377
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 139,505 7,017,101
Allegiant Travel Co.
(a)
.................. 20,094 1,713,415
American Airlines Group, Inc.
(a)
............ 812,321 12,452,881
Delta Air Lines, Inc. ................... 781,129 54,210,353
Frontier Group Holdings, Inc.
(a) (b)
........... 83,890 395,122
JetBlue Airways Corp.
(a)
................ 348,509 1,585,716
Joby Aviation, Inc. , Class A
(a) (b)
............ 685,274 9,045,617
SkyWest, Inc.
(a)
...................... 52,792 5,300,845
Southwest Airlines Co. ................. 627,023 25,914,860
Sun Country Airlines Holdings, Inc.
(a)
........ 71,742 1,032,367
United Airlines Holdings, Inc.
(a)
............ 390,674 43,685,167
162,353,444

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 154,991 $ 4,142,909
Coty, Inc. , Class A
(a)
................... 468,198 1,442,050
Edgewell Personal Care Co. ............. 65,079 1,109,597
elf Beauty, Inc.
(a) (b)
.................... 72,112 5,483,396
Estee Lauder Cos., Inc. (The) , Class A ...... 298,489 31,257,768
Herbalife Ltd.
(a) (b)
..................... 129,599 1,670,531
Honest Co., Inc. (The)
(a) (b)
............... 125,408 323,553
Interparfums, Inc. ..................... 22,882 1,941,080
Kenvue, Inc. ........................ 2,343,422 40,424,030
Nu Skin Enterprises, Inc. , Class A .......... 64,992 625,223
Olaplex Holdings, Inc.
(a)
................ 237,149 317,780
USANA Health Sciences, Inc.
(a)
........... 21,240 416,941
89,154,858
Pharmaceuticals — 3.1%
Alumis, Inc.
(a) (b)
...................... 89,102 869,636
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 232,107 2,924,548
Amphastar Pharmaceuticals, Inc.
(a)
......... 45,698 1,223,792
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 108,023 1,304,918
ANI Pharmaceuticals, Inc.
(a)
.............. 22,267 1,757,757
Aquestive Therapeutics, Inc.
(a) (b)
........... 154,911 1,000,725
Arvinas, Inc.
(a)
....................... 89,407 1,060,367
Atea Pharmaceuticals, Inc.
(a) (b)
............ 179,661 641,390
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 128,083 2,760,189
Axsome Therapeutics, Inc.
(a)
............. 52,501 9,588,783
Bristol-Myers Squibb Co. ................ 2,465,684 132,998,995
Collegium Pharmaceutical, Inc.
(a) (b)
......... 41,891 1,939,553
Corcept Therapeutics, Inc.
(a) (b)
............ 115,432 4,017,034
CorMedix, Inc.
(a) (b)
.................... 94,238 1,095,988
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 117,982 5,492,062
Edgewise Therapeutics, Inc.
(a) (b)
........... 98,987 2,456,362
Elanco Animal Health, Inc.
(a) (b)
............ 616,835 13,958,976
Eli Lilly & Co. ....................... 961,604 1,033,416,587
Enliven Therapeutics, Inc.
(a) (b)
............. 68,571 1,055,993
Esperion Therapeutics, Inc.
(a) (b)
............ 332,251 1,229,329
Eton Pharmaceuticals, Inc.
(a) (b)
............ 50,829 859,518
Evolus, Inc.
(a)
....................... 68,137 453,111
EyePoint, Inc.
(a) (b)
..................... 104,077 1,901,487
Harmony Biosciences Holdings, Inc.
(a)
....... 45,828 1,714,884
Harrow, Inc.
(a) (b)
...................... 42,369 2,076,081
Impact BioMedical, Inc.
(a)
................ 6 3
Indivior plc
(a)
........................ 151,060 5,420,033
Innoviva, Inc.
(a)
...................... 96,689 1,932,813
Jazz Pharmaceuticals plc
(a)
.............. 74,403 12,648,510
Johnson & Johnson ................... 2,913,790 603,008,840
LENZ Therapeutics, Inc.
(a) (b)
.............. 24,926 398,816
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 25,995 4,914,875
Liquidia Corp.
(a) (b)
..................... 87,110 3,004,424
Maze Therapeutics, Inc.
(a)
............... 26,897 1,114,343
MBX Biosciences, Inc.
(a) (b)
............... 38,097 1,201,579
Merck & Co., Inc. ..................... 3,003,313 316,128,726
Mind Medicine MindMed, Inc.
(a) (b)
.......... 145,691 1,950,802
Nektar Therapeutics
(a)
.................. 27,298 1,154,159
Nuvation Bio, Inc. , Class A
(a) (b)
............ 289,636 2,595,139
Ocular Therapeutix, Inc.
(a)
............... 223,568 2,714,116
Omeros Corp.
(a) (b)
..................... 131,851 2,264,541
Organon & Co. ...................... 315,834 2,264,530
Pacira BioSciences, Inc.
(a) (b)
.............. 65,384 1,692,138
Perrigo Co. plc ...................... 163,609 2,277,437
Pfizer, Inc. ......................... 6,899,447 171,796,230
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 73,946 1,226,764
Phibro Animal Health Corp. , Class A ........ 22,596 844,187
Prestige Consumer Healthcare, Inc.
(a)
....... 64,589 3,984,495
Rapport Therapeutics, Inc.
(a) (b)
............ 31,539 956,893
Royalty Pharma plc , Class A ............. 461,709 17,840,436
Security
Shares
Shares Value
Pharmaceuticals (continued)
Scilex Holding Co.
(a) (b)
.................. 14,742 $ 179,852
Septerna, Inc.
(a)
...................... 27,497 766,616
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 76,404 3,797,279
Tarsus Pharmaceuticals, Inc.
(a)
............ 51,186 4,191,110
Terns Pharmaceuticals, Inc.
(a)
............. 88,211 3,563,724
Theravance Biopharma, Inc.
(a) (b)
........... 44,433 831,341
Trevi Therapeutics, Inc.
(a) (b)
.............. 142,582 1,785,127
Ventyx Biosciences, Inc.
(a)
............... 106,834 964,711
Viatris, Inc. ......................... 1,424,271 17,732,174
WaVe Life Sciences Ltd.
(a) (b)
.............. 159,091 2,704,547
Xeris Biopharma Holdings, Inc.
(a)
.......... 214,716 1,685,521
Zevra Therapeutics, Inc.
(a) (b)
.............. 89,808 804,680
Zoetis, Inc. , Class A ................... 535,791 67,413,224
2,497,552,800
Professional Services — 0.7%
Alight, Inc. , Class A ................... 561,761 1,095,434
Amentum Holdings, Inc.
(a)
............... 182,976 5,306,304
Automatic Data Processing, Inc. ........... 489,535 125,923,088
Barrett Business Services, Inc. ............ 33,322 1,206,590
BlackSky Technology, Inc. , Class A
(a) (b)
....... 33,680 631,500
Booz Allen Hamilton Holding Corp. ......... 148,505 12,527,882
Broadridge Financial Solutions, Inc. ........ 141,705 31,624,305
CACI International, Inc. , Class A
(a)
......... 26,761 14,258,528
CBIZ, Inc.
(a) (b)
........................ 65,132 3,285,909
Clarivate plc
(a) (b)
...................... 538,456 1,798,443
Concentrix Corp. ..................... 57,184 2,377,711
Conduent, Inc.
(a) (b)
.................... 280,934 539,393
CRA International, Inc. ................. 8,949 1,796,020
CSG Systems International, Inc. ........... 33,691 2,583,763
Dayforce, Inc.
(a)
...................... 196,475 13,588,211
Equifax, Inc. ........................ 148,911 32,310,709
ExlService Holdings, Inc.
(a)
.............. 201,175 8,537,867
Exponent, Inc. ....................... 62,002 4,306,659
First Advantage Corp.
(a) (b)
............... 92,324 1,341,468
Franklin Covey Co.
(a) (b)
................. 20,787 348,806
FTI Consulting, Inc.
(a)
.................. 35,939 6,139,459
Genpact Ltd. ........................ 193,501 9,051,977
Huron Consulting Group, Inc.
(a) (b)
.......... 20,594 3,560,909
ICF International, Inc. .................. 23,515 2,005,829
Innodata, Inc.
(a) (b)
..................... 36,451 1,857,178
Insperity, Inc. ........................ 42,548 1,647,459
Jacobs Solutions, Inc. .................. 145,044 19,212,528
KBR, Inc. .......................... 153,351 6,164,710
Kelly Services, Inc. , Class A, NVS ......... 54,671 481,105
Kforce, Inc. ......................... 25,689 794,304
Korn Ferry ......................... 65,107 4,298,364
Legalzoom.com, Inc.
(a)
................. 137,094 1,361,343
Leidos Holdings, Inc. .................. 155,336 28,022,614
ManpowerGroup, Inc. .................. 61,820 1,837,909
Maximus, Inc. ....................... 67,509 5,827,377
Parsons Corp.
(a) (b)
..................... 64,692 3,997,966
Paychex, Inc. ....................... 389,610 43,706,450
Paycom Software, Inc. ................. 60,027 9,565,903
Paylocity Holding Corp.
(a)
............... 52,773 8,047,882
Planet Labs PBC , Class A
(a) (b)
............. 304,515 6,005,036
Resolute Holdings Management, Inc.
(a)
...... 4,382 904,576
Resources Connection, Inc. .............. 43,132 217,385
Robert Half, Inc. ..................... 124,836 3,390,546
Science Applications International Corp. ..... 57,312 5,769,026
Spire Global, Inc. , Class A
(a) (b)
............ 39,553 296,647
SS&C Technologies Holdings, Inc. ......... 256,299 22,405,659
TIC Solutions, Inc.
(a) (b)
.................. 202,063 2,042,857
TransUnion ......................... 237,746 20,386,719
TriNet Group, Inc. .................... 34,927 2,065,233

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
UL Solutions, Inc. , Class A
(b)
............. 91,506 $ 7,216,163
Upwork, Inc.
(a) (b)
...................... 161,336 3,197,680
Verisk Analytics, Inc. ................... 167,395 37,444,588
Verra Mobility Corp. , Class A
(a)
............ 207,223 4,643,867
Willdan Group, Inc.
(a) (b)
................. 17,298 1,793,111
540,748,949
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............. 137,883 1,952,423
CBRE Group, Inc. , Class A
(a)
............. 353,953 56,912,103
Compass, Inc. , Class A
(a)
................ 602,562 6,369,080
CoStar Group, Inc.
(a)
................... 513,918 34,555,846
Cushman & Wakefield Ltd.
(a)
............. 163,332 2,644,345
eXp World Holdings, Inc. ................ 139,888 1,265,987
Forestar Group, Inc.
(a)
.................. 25,824 636,045
FRP Holdings, Inc.
(a)
................... 20,182 459,948
Howard Hughes Holdings, Inc.
(a) (b)
.......... 38,235 3,050,006
Jones Lang LaSalle, Inc.
(a)
............... 57,371 19,303,620
Kennedy-Wilson Holdings, Inc. ............ 160,911 1,556,009
Marcus & Millichap, Inc. ................ 31,708 865,311
Newmark Group, Inc. , Class A ............ 190,953 3,311,125
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 982,276 5,726,669
RE/MAX Holdings, Inc. , Class A
(a)
.......... 43,909 333,269
RMR Group, Inc. (The) , Class A ........... 25,042 373,126
St. Joe Co. (The) ..................... 48,269 2,865,731
Tejon Ranch Co.
(a) (b)
................... 44,010 694,038
Zillow Group, Inc. , Class A
(a)
............. 60,576 4,133,101
Zillow Group, Inc. , Class C, NVS
(a)
......... 215,182 14,679,716
161,687,498
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 399,734 12,831,461
Apartment Investment & Management Co. , Class
A ............................. 178,696 1,061,454
AvalonBay Communities, Inc. ............ 168,969 30,635,769
Camden Property Trust ................. 127,144 13,996,012
Centerspace ........................ 20,578 1,372,964
Elme Communities .................... 130,405 2,269,047
Equity LifeStyle Properties, Inc. ........... 232,565 14,095,765
Equity Residential .................... 411,137 25,918,077
Essex Property Trust, Inc. ............... 77,591 20,304,013
Independence Realty Trust, Inc. ........... 283,883 4,962,275
Invitation Homes, Inc. .................. 693,803 19,280,785
Mid-America Apartment Communities, Inc. .... 141,012 19,587,977
NexPoint Residential Trust, Inc. ........... 33,870 1,019,487
Sun Communities, Inc. ................. 139,686 17,308,492
UDR, Inc. .......................... 368,734 13,525,163
UMH Properties, Inc. .................. 104,963 1,669,961
Veris Residential, Inc. .................. 107,902 1,605,582
201,444,284
Retail REITs — 0.3%
Acadia Realty Trust ................... 187,905 3,859,569
Agree Realty Corp. ................... 137,650 9,914,929
Alexander's, Inc. ..................... 2,331 508,018
Brixmor Property Group, Inc. ............. 367,526 9,636,532
CBL & Associates Properties, Inc. .......... 30,137 1,115,069
Curbline Properties Corp. ............... 133,429 3,096,887
Federal Realty Investment Trust ........... 91,313 9,204,350
Getty Realty Corp. .................... 66,375 1,816,684
InvenTrust Properties Corp. .............. 95,126 2,683,504
Kimco Realty Corp. ................... 846,911 17,166,886
Kite Realty Group Trust ................. 268,504 6,436,041
Macerich Co. (The) ................... 314,223 5,800,557
NETSTREIT Corp. .................... 105,912 1,868,288
NNN REIT, Inc. ...................... 213,886 8,476,302
Security
Shares
Shares Value
Retail REITs (continued)
Phillips Edison & Co., Inc. ............... 160,374 $ 5,704,503
Realty Income Corp. ................... 1,088,038 61,332,702
Regency Centers Corp. ................ 196,479 13,562,945
Saul Centers, Inc. .................... 27,862 878,489
Simon Property Group, Inc. .............. 392,561 72,666,967
SITE Centers Corp. ................... 55,403 355,687
Tanger, Inc. ......................... 136,423 4,552,435
Urban Edge Properties ................. 175,104 3,360,246
Whitestone REIT ..................... 56,767 788,494
244,786,084
Semiconductors & Semiconductor Equipment — 13.0%
ACM Research, Inc. , Class A
(a)
............ 62,614 2,470,122
Advanced Micro Devices, Inc.
(a)
........... 1,972,064 422,337,226
Aehr Test Systems
(a) (b)
.................. 44,477 897,991
Aeluma, Inc.
(a)
....................... 100 1,717
Allegro MicroSystems, Inc.
(a)
............. 155,353 4,098,212
Alpha & Omega Semiconductor Ltd.
(a)
....... 32,651 646,816
Ambarella, Inc.
(a)
..................... 50,696 3,591,305
Amkor Technology, Inc. ................. 137,925 5,445,279
Analog Devices, Inc. ................... 595,434 161,481,701
Applied Materials, Inc. ................. 964,329 247,822,910
Astera Labs, Inc.
(a)
.................... 160,035 26,623,423
Axcelis Technologies, Inc.
(a)
.............. 39,953 3,209,824
Broadcom, Inc. ...................... 5,718,408 1,979,141,009
CEVA, Inc.
(a)
........................ 35,834 771,148
Cirrus Logic, Inc.
(a)
.................... 61,617 7,301,614
Cohu, Inc.
(a) (b)
....................... 57,159 1,330,090
Credo Technology Group Holding Ltd.
(a)
...... 184,725 26,580,080
Diodes, Inc.
(a)
....................... 55,885 2,757,366
Enphase Energy, Inc.
(a)
................. 160,945 5,158,287
Entegris, Inc. ........................ 182,749 15,396,603
First Solar, Inc.
(a)
..................... 130,404 34,065,437
FormFactor, Inc.
(a)
.................... 96,816 5,400,396
Ichor Holdings Ltd.
(a)
................... 50,288 926,808
Impinj, Inc.
(a) (b)
....................... 31,725 5,520,467
indie Semiconductor, Inc. , Class A
(a) (b)
....... 272,830 963,090
Intel Corp.
(a)
........................ 5,431,152 200,409,509
KLA Corp. .......................... 158,948 193,134,536
Kopin Corp.
(a) (b)
...................... 214,545 502,035
Kulicke & Soffa Industries, Inc. ............ 63,046 2,872,376
Lam Research Corp. .................. 1,519,561 260,118,452
Lattice Semiconductor Corp.
(a) (b)
........... 168,026 12,363,353
MACOM Technology Solutions Holdings, Inc.
(a)
. 77,844 13,333,120
Marvell Technology, Inc. ................ 1,044,215 88,737,391
MaxLinear, Inc.
(a)
..................... 93,358 1,627,230
Microchip Technology, Inc. ............... 655,264 41,753,422
Micron Technology, Inc. ................. 1,359,485 388,010,614
MKS, Inc. .......................... 82,487 13,181,423
Monolithic Power Systems, Inc. ........... 57,810 52,396,672
Navitas Semiconductor Corp.
(a) (b)
.......... 263,053 1,878,198
NVE Corp. ......................... 8,013 475,411
NVIDIA Corp. ....................... 29,423,203 5,487,427,359
NXP Semiconductors NV ............... 303,808 65,944,564
ON Semiconductor Corp.
(a)
.............. 488,857 26,471,607
Onto Innovation, Inc.
(a)
................. 60,656 9,575,156
PDF Solutions, Inc.
(a)
.................. 40,052 1,142,684
Penguin Solutions, Inc.
(a)
................ 66,480 1,300,349
Photronics, Inc.
(a)
..................... 77,906 2,492,992
Power Integrations, Inc. ................ 68,415 2,431,469
Qnity Electronics, Inc. .................. 253,072 20,663,329
Qorvo, Inc.
(a)
........................ 102,209 8,637,683
QUALCOMM, Inc. .................... 1,295,651 221,621,104
Rambus, Inc.
(a)
...................... 130,816 12,020,682
Rigetti Computing, Inc.
(a) (b)
............... 395,107 8,751,620

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(a)
..................... 105,990 $ 7,810,403
Silicon Laboratories, Inc.
(a)
............... 42,226 5,518,938
SiTime Corp.
(a) (b)
..................... 26,827 9,475,028
SkyWater Technology, Inc.
(a)
............. 125 2,270
Skyworks Solutions, Inc. ................ 178,047 11,289,960
SolarEdge Technologies, Inc.
(a)
............ 78,843 2,274,621
Synaptics, Inc.
(a)
..................... 51,656 3,823,577
Teradyne, Inc. ....................... 189,650 36,708,654
Texas Instruments, Inc. ................. 1,099,003 190,666,030
Ultra Clean Holdings, Inc.
(a)
.............. 54,473 1,379,801
Universal Display Corp. ................ 53,251 6,218,652
Veeco Instruments, Inc.
(a)
............... 77,166 2,205,404
10,380,586,599
Software — 9.9%
8x8, Inc.
(a)
.......................... 207,880 409,524
A10 Networks, Inc. .................... 84,481 1,494,469
ACI Worldwide, Inc.
(a)
.................. 132,743 6,346,443
Adeia, Inc. ......................... 144,716 2,496,351
Adobe, Inc.
(a)
........................ 505,945 177,075,691
Agilysys, Inc.
(a) (b)
..................... 31,049 3,689,863
Alarm.com Holdings, Inc.
(a)
.............. 60,978 3,111,098
Alkami Technology, Inc.
(a) (b)
.............. 101,218 2,335,099
Amplitude, Inc. , Class A
(a)
............... 116,670 1,351,039
Appfolio, Inc. , Class A
(a)
................ 28,143 6,547,469
Appian Corp. , Class A
(a)
................ 48,829 1,729,523
AppLovin Corp. , Class A
(a)
............... 327,699 220,810,140
Asana, Inc. , Class A
(a) (b)
................. 107,024 1,467,299
Atlassian Corp. , Class A
(a)
............... 205,123 33,258,643
Aurora Innovation, Inc. , Class A
(a) (b)
......... 1,514,703 5,816,459
Autodesk, Inc.
(a)
...................... 257,874 76,333,283
AvePoint, Inc. , Class A
(a)
................ 161,167 2,238,610
Bentley Systems, Inc. , Class B ............ 181,557 6,929,123
BILL Holdings, Inc.
(a)
................... 112,777 6,150,858
Bit Digital, Inc.
(a) (b)
..................... 427,823 808,585
BitMine Immersion Technologies, Inc.
(b)
...... 349,335 9,484,445
Blackbaud, Inc.
(a)
..................... 44,960 2,846,867
BlackLine, Inc.
(a) (b)
.................... 61,831 3,418,636
Blend Labs, Inc. , Class A
(a) (b)
............. 298,198 906,522
Box, Inc. , Class A
(a)
................... 175,823 5,258,866
Braze, Inc. , Class A
(a)
.................. 103,731 3,556,936
C3.ai, Inc. , Class A
(a) (b)
................. 152,424 2,054,675
Cadence Design Systems, Inc.
(a)
.......... 329,405 102,965,415
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 729,748 5,801,497
Cerence, Inc.
(a) (b)
..................... 52,389 560,038
Cipher Mining, Inc.
(a) (b)
.................. 363,780 5,369,393
Circle Internet Group, Inc.
(a)
.............. 65,824 5,219,843
Cleanspark, Inc.
(a) (b)
................... 335,602 3,396,292
Clear Secure, Inc. , Class A .............. 110,413 3,873,288
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 338,024 8,153,139
Commvault Systems, Inc.
(a)
.............. 53,903 6,757,280
Confluent, Inc. , Class A
(a)
............... 366,076 11,070,138
Consensus Cloud Solutions, Inc.
(a) (b)
........ 25,545 557,392
Core Scientific, Inc.
(a) (b)
................. 393,732 5,732,738
Crowdstrike Holdings, Inc. , Class A
(a)
........ 304,629 142,797,890
Datadog, Inc. , Class A
(a)
................ 395,447 53,776,838
Digimarc Corp.
(a) (b)
.................... 23,140 151,798
Digital Turbine, Inc.
(a)
.................. 143,434 717,170
DocuSign, Inc.
(a)
..................... 245,680 16,804,512
Dolby Laboratories, Inc. , Class A .......... 71,120 4,567,326
Domo, Inc. , Class B
(a) (b)
................. 54,904 462,841
Dropbox, Inc. , Class A
(a)
................ 207,265 5,761,967
D-Wave Quantum, Inc.
(a) (b)
............... 412,642 10,790,588
Dynatrace, Inc.
(a)
..................... 366,274 15,874,315
Elastic NV
(a)
........................ 114,015 8,601,292
Security
Shares
Shares Value
Software (continued)
Exodus Movement, Inc. , Class A
(a) (b)
........ 6,906 $ 102,140
Fair Isaac Corp.
(a)
..................... 28,680 48,486,982
Five9, Inc.
(a)
........................ 97,778 1,960,449
Fortinet, Inc.
(a)
....................... 763,416 60,622,865
Freshworks, Inc. , Class A
(a)
.............. 250,474 3,068,306
Gen Digital, Inc. ...................... 671,493 18,257,895
Gitlab, Inc. , Class A
(a)
.................. 172,444 6,471,823
Guidewire Software, Inc.
(a)
............... 101,861 20,475,080
HubSpot, Inc.
(a)
...................... 64,263 25,788,742
Hut 8 Corp.
(a) (b)
...................... 116,080 5,332,715
I3 Verticals, Inc. , Class A
(a) (b)
............. 30,400 765,776
Intapp, Inc.
(a) (b)
....................... 67,314 3,084,327
InterDigital, Inc. ...................... 31,186 9,928,999
Intuit, Inc. .......................... 337,650 223,666,113
Jamf Holding Corp.
(a)
.................. 113,436 1,475,802
Klaviyo, Inc. , Class A
(a) (b)
................ 169,876 5,515,874
Life360, Inc.
(a) (b)
...................... 93,867 6,020,629
LiveRamp Holdings, Inc.
(a)
............... 88,254 2,592,020
Manhattan Associates, Inc.
(a)
............. 73,236 12,692,531
MARA Holdings, Inc.
(a) (b)
................ 452,219 4,060,927
Microsoft Corp. ...................... 8,998,114 4,351,667,893
Mitek Systems, Inc.
(a) (b)
................. 77,550 818,152
N-able, Inc.
(a)
........................ 100,770 753,760
nCino, Inc.
(a) (b)
....................... 130,706 3,351,302
NCR Voyix Corp.
(a)
.................... 192,674 1,965,275
Netskope, Inc. , Class A
(a) (b)
.............. 87,811 1,540,205
NextNav, Inc.
(a) (b)
..................... 111,575 1,856,608
Nutanix, Inc. , Class A
(a)
................. 323,301 16,711,429
ON24, Inc.
(a) (b)
....................... 106,253 845,774
OneSpan, Inc. ....................... 47,542 610,439
Onestream, Inc.
(a) (b)
................... 101,566 1,866,783
Ooma, Inc.
(a)
........................ 52,754 618,804
Oracle Corp. ........................ 2,036,992 397,030,111
PagerDuty, Inc.
(a)
..................... 120,745 1,582,967
Palantir Technologies, Inc. , Class A
(a)
....... 2,766,439 491,734,532
Palo Alto Networks, Inc.
(a)
............... 828,113 152,538,415
PAR Technology Corp.
(a) (b)
............... 54,175 1,965,469
Pegasystems, Inc. .................... 110,044 6,571,828
Porch Group, Inc.
(a)
................... 127,246 1,161,756
Procore Technologies, Inc.
(a) (b)
............ 150,562 10,951,880
Progress Software Corp.
(a)
............... 54,409 2,337,411
PTC, Inc.
(a) (b)
........................ 144,526 25,177,874
Q2 Holdings, Inc.
(a)
.................... 75,489 5,447,286
Qualys, Inc.
(a)
....................... 43,077 5,724,933
Rapid7, Inc.
(a)
....................... 76,227 1,158,650
Red Violet, Inc. ...................... 19,420 1,105,969
RingCentral, Inc. , Class A
(a)
.............. 102,861 2,970,626
Riot Platforms, Inc.
(a) (b)
................. 407,530 5,163,405
Roper Technologies, Inc. ................ 128,658 57,269,536
Rubrik, Inc. , Class A
(a)
.................. 173,372 13,259,491
SailPoint, Inc.
(a) (b)
..................... 93,172 1,884,870
Salesforce, Inc. ...................... 1,152,187 305,225,858
Samsara, Inc. , Class A
(a)
................ 430,468 15,260,091
SEMrush Holdings, Inc. , Class A
(a)
......... 46,987 558,675
SentinelOne, Inc. , Class A
(a)
.............. 400,653 6,009,795
ServiceNow, Inc.
(a)
.................... 1,257,933 192,702,756
ServiceTitan, Inc. , Class A
(a) (b)
............ 66,904 7,125,276
SoundHound AI, Inc. , Class A
(a) (b)
.......... 487,684 4,862,209
Sprinklr, Inc. , Class A
(a)
................. 136,890 1,065,004
Sprout Social, Inc. , Class A
(a)
............. 68,696 774,204
SPS Commerce, Inc.
(a)
................. 46,607 4,154,082
SRAX, Inc.
(a) (b)
....................... 10,903 654
Strategy, Inc. , Class A
(a) (b)
............... 324,871 49,364,148
Synopsys, Inc.
(a)
..................... 224,784 105,585,540
Telos Corp.
(a)
........................ 120,030 612,153

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Tenable Holdings, Inc.
(a)
................ 149,979 $ 3,529,006
Teradata Corp.
(a)
..................... 125,181 3,810,510
Terawulf, Inc.
(a) (b)
..................... 396,020 4,550,270
Trimble, Inc.
(a)
....................... 290,411 22,753,702
Tyler Technologies, Inc.
(a)
............... 52,341 23,760,197
UiPath, Inc. , Class A
(a) (b)
................ 522,290 8,560,333
Unity Software, Inc.
(a)
.................. 417,283 18,431,390
Varonis Systems, Inc.
(a)
................. 151,678 4,975,038
Vertex, Inc. , Class A
(a)
.................. 93,214 1,861,484
Weave Communications, Inc.
(a)
........... 112,773 855,947
Workday, Inc. , Class A
(a) (b)
............... 262,539 56,388,126
Workiva, Inc. , Class A
(a)
................. 63,492 5,476,185
Xperi, Inc.
(a) (b)
....................... 52,923 310,129
Yext, Inc.
(a)
......................... 136,168 1,097,514
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 247,328 5,033,125
Zoom Communications, Inc.
(a)
............ 318,400 27,474,736
Zscaler, Inc.
(a)
....................... 123,857 27,857,916
7,945,728,987
Specialized REITs — 0.7%
American Tower Corp. ................. 565,302 99,250,072
Crown Castle, Inc. .................... 531,501 47,234,494
CubeSmart ......................... 277,369 9,999,152
Digital Realty Trust, Inc. ................ 391,963 60,640,596
EPR Properties ...................... 97,254 4,852,975
Equinix, Inc. ........................ 118,776 91,001,420
Extra Space Storage, Inc. ............... 256,707 33,428,386
Farmland Partners, Inc. ................ 84,242 816,305
Four Corners Property Trust, Inc. .......... 139,967 3,227,639
Gaming & Leisure Properties, Inc. ......... 332,491 14,859,023
Gladstone Land Corp. ................. 54,195 495,884
Iron Mountain, Inc. .................... 358,164 29,709,704
Lamar Advertising Co. , Class A ........... 106,144 13,435,708
Millrose Properties, Inc. , Class A ........... 193,771 5,787,940
National Storage Affiliates Trust ........... 90,465 2,552,018
Outfront Media, Inc. ................... 190,564 4,592,592
PotlatchDeltic Corp. ................... 90,907 3,616,280
Public Storage ....................... 190,279 49,377,400
Rayonier, Inc. ....................... 179,456 3,885,222
Safehold, Inc. ....................... 72,710 995,400
SBA Communications Corp. ............. 129,087 24,969,298
Smartstop Self Storage REIT, Inc. .......... 80,924 2,503,789
VICI Properties, Inc. ................... 1,287,995 36,218,419
Weyerhaeuser Co. .................... 872,565 20,671,065
564,120,781
Specialty Retail — 1.8%
Abercrombie & Fitch Co. , Class A
(a)
......... 57,039 7,179,499
Academy Sports & Outdoors, Inc. .......... 82,699 4,131,642
Advance Auto Parts, Inc. ................ 71,719 2,818,557
American Eagle Outfitters, Inc. ............ 197,344 5,203,961
America's Car-Mart, Inc.
(a) (b)
.............. 8,788 221,985
Arhaus, Inc. , Class A
(a)
................. 58,436 655,068
Arko Corp. ......................... 100,662 457,005
Asbury Automotive Group, Inc.
(a)
........... 24,432 5,681,173
AutoNation, Inc.
(a)
..................... 33,274 6,870,415
AutoZone, Inc.
(a)
..................... 20,162 68,379,423
Bath & Body Works, Inc. ................ 256,800 5,156,544
Bed Bath & Beyond, Inc.
(a) (b)
.............. 97,998 535,069
Best Buy Co., Inc. .................... 234,288 15,680,896
Boot Barn Holdings, Inc.
(a) (b)
.............. 36,568 6,453,155
Buckle, Inc. (The) .................... 36,804 1,966,070
Build-A-Bear Workshop, Inc.
(b)
............ 18,817 1,152,918
Burlington Stores, Inc.
(a)
................ 75,728 21,874,033
Caleres, Inc. ........................ 45,268 550,912
Security
Shares
Shares Value
Specialty Retail (continued)
Camping World Holdings, Inc. , Class A ...... 72,601 $ 706,408
CarMax, Inc.
(a)
....................... 184,740 7,138,354
Carvana Co. , Class A
(a)
................. 171,420 72,342,668
Chewy, Inc. , Class A
(a)
................. 276,487 9,137,895
Children's Place, Inc. (The)
(a) (b)
............ 15,080 60,018
Dick's Sporting Goods, Inc. .............. 80,164 15,870,067
EVgo, Inc. , Class A
(a) (b)
................. 161,544 470,093
Five Below, Inc.
(a)
..................... 67,521 12,718,256
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 128,921 7,850,000
GameStop Corp. , Class A
(a) (b)
............. 494,232 9,924,179
Gap, Inc. (The) ...................... 270,182 6,916,659
GCI Liberty, Inc., Escrow
(a) (d)
............. 83,651 1
Genesco, Inc.
(a) (b)
..................... 18,765 464,809
Group 1 Automotive, Inc. ................ 15,007 5,902,253
Guess?, Inc. ........................ 62,363 1,044,580
Haverty Furniture Cos., Inc. .............. 20,005 467,317
Home Depot, Inc. (The) ................ 1,205,426 414,787,087
Leslie's, Inc.
(a) (b)
...................... 16,312 26,915
Lithia Motors, Inc. , Class A .............. 29,310 9,740,592
Lowe's Cos., Inc. ..................... 676,934 163,249,403
MarineMax, Inc.
(a) (b)
................... 23,828 577,352
Monro, Inc. ......................... 42,325 848,193
Murphy USA, Inc. .................... 20,331 8,203,965
National Vision Holdings, Inc.
(a)
........... 96,784 2,498,963
O'Reilly Automotive, Inc.
(a)
............... 1,018,293 92,878,504
Penske Automotive Group, Inc. ........... 23,736 3,757,171
Petco Health & Wellness Co., Inc.
(a) (b)
....... 170,007 477,720
PetMed Express, Inc.
(a) (b)
................ 78,018 249,658
RealReal, Inc. (The)
(a) (b)
................. 142,544 2,249,344
Revolve Group, Inc. , Class A
(a)
............ 46,774 1,412,107
RH
(a)
............................. 18,489 3,312,304
Ross Stores, Inc. ..................... 396,209 71,373,089
Sally Beauty Holdings, Inc.
(a)
............. 128,430 1,831,412
Shoe Carnival, Inc. .................... 30,097 508,037
Signet Jewelers Ltd. ................... 51,906 4,301,969
Sonic Automotive, Inc. , Class A ........... 20,334 1,257,861
Stitch Fix, Inc. , Class A
(a) (b)
............... 168,636 885,339
ThredUp, Inc. , Class A
(a)
................ 137,386 877,897
TJX Cos., Inc. (The) ................... 1,342,567 206,231,717
Tractor Supply Co. .................... 637,867 31,899,729
Ulta Beauty, Inc.
(a)
.................... 54,154 32,763,712
Upbound Group, Inc. .................. 63,453 1,114,235
Urban Outfitters, Inc.
(a)
................. 65,129 4,901,608
Valvoline, Inc.
(a)
...................... 158,047 4,592,846
Victoria's Secret & Co.
(a) (b)
............... 96,646 5,235,314
Warby Parker, Inc. , Class A
(a) (b)
............ 120,146 2,617,981
Wayfair, Inc. , Class A
(a) (b)
................ 130,134 13,066,755
Williams-Sonoma, Inc. ................. 148,387 26,500,434
Winmark Corp. ...................... 3,395 1,374,771
Zumiez, Inc.
(a)
....................... 75 1,954
1,421,587,820
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. ......................... 17,892,685 4,864,305,344
CompoSecure, Inc. , Class A
(a)
............ 97,594 1,881,612
Corsair Gaming, Inc.
(a)
................. 83,153 493,929
Dell Technologies, Inc. , Class C ........... 366,948 46,191,414
Diebold Nixdorf, Inc.
(a) (b)
................. 44,986 3,054,100
Hewlett Packard Enterprise Co. ........... 1,596,123 38,338,874
HP, Inc. ........................... 1,132,966 25,242,482
Immersion Corp. ..................... 63,355 430,814
IonQ, Inc.
(a) (b)
........................ 433,396 19,446,479
NetApp, Inc. ........................ 243,061 26,029,402
Pure Storage, Inc. , Class A
(a)
............. 379,111 25,404,228
Quantum Computing, Inc.
(a) (b)
............. 238,229 2,444,230

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.
(a)
...................... 169,299 $ 40,188,197
Seagate Technology Holdings plc .......... 264,295 72,784,200
Super Micro Computer, Inc.
(a) (b)
............ 607,380 17,778,013
Western Digital Corp.
(b)
................. 415,545 71,585,937
Xerox Holdings Corp. .................. 140,518 333,028
5,255,932,283
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a)
.................. 157,091 3,833,020
Carter's, Inc. ........................ 43,767 1,419,364
Columbia Sportswear Co. ............... 32,432 1,786,679
Crocs, Inc.
(a) (b)
....................... 63,813 5,457,288
Deckers Outdoor Corp.
(a)
................ 175,980 18,243,847
Figs, Inc. , Class A
(a)
................... 208,953 2,373,706
G-III Apparel Group Ltd. ................ 53,552 1,550,866
Kontoor Brands, Inc. ................... 61,287 3,744,023
Levi Strauss & Co. , Class A .............. 128,450 2,664,053
Lululemon Athletica, Inc.
(a)
............... 131,741 27,377,097
Movado Group, Inc. ................... 24,116 497,272
NIKE, Inc. , Class B ................... 1,439,918 91,737,176
Oxford Industries, Inc. ................. 19,226 657,529
PVH Corp. ......................... 57,999 3,887,093
Ralph Lauren Corp. , Class A ............. 46,980 16,612,598
Steven Madden Ltd. ................... 89,678 3,734,192
Tapestry, Inc. ........................ 249,027 31,818,180
Under Armour, Inc. , Class A
(a) (b)
........... 173,430 861,947
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 235,042 1,128,202
VF Corp. .......................... 407,445 7,366,605
Wolverine World Wide, Inc. .............. 98,610 1,789,771
228,540,508
Tobacco — 0.5%
Altria Group, Inc. ..................... 2,021,350 116,551,041
Philip Morris International, Inc. ............ 1,885,201 302,386,240
Turning Point Brands, Inc. ............... 23,047 2,498,295
Universal Corp. ...................... 29,980 1,581,445
423,017,021
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ................ 128,913 8,280,082
Alta Equipment Group, Inc. , Class A ........ 51,588 237,305
Applied Industrial Technologies, Inc. ........ 45,838 11,769,823
BlueLinx Holdings, Inc.
(a) (b)
............... 10,483 643,971
Boise Cascade Co. ................... 46,605 3,430,128
Core & Main, Inc. , Class A
(a)
.............. 233,604 12,140,400
Custom Truck One Source, Inc.
(a)
.......... 117,632 677,560
Distribution Solutions Group, Inc.
(a) (b)
........ 20,628 565,001
DNOW, Inc.
(a)
....................... 244,892 3,244,819
DXP Enterprises, Inc.
(a)
................. 17,723 1,945,808
Fastenal Co. ........................ 1,386,650 55,646,265
Ferguson Enterprises, Inc. ............... 237,818 52,945,421
FTAI Aviation Ltd. ..................... 124,250 24,458,613
GATX Corp. ........................ 43,261 7,337,066
Global Industrial Co. ................... 21,841 638,194
Herc Holdings, Inc. .................... 37,888 5,621,821
Hudson Technologies, Inc.
(a)
............. 58,394 399,999
McGrath RentCorp .................... 30,449 3,195,014
MSC Industrial Direct Co., Inc. , Class A ...... 53,603 4,508,012
NPK International, Inc.
(a)
................ 119,878 1,428,946
QXO, Inc.
(a) (b)
........................ 584,342 11,271,957
Rush Enterprises, Inc. , Class A ........... 63,271 3,412,838
Rush Enterprises, Inc. , Class B ........... 25,406 1,429,341
SiteOne Landscape Supply, Inc.
(a)
.......... 55,953 6,969,506
Titan Machinery, Inc.
(a) (b)
................ 29,909 449,831
United Rentals, Inc. ................... 77,162 62,448,750
Watsco, Inc. ........................ 42,361 14,273,539
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WESCO International, Inc. ............... 58,372 $ 14,280,126
Willis Lease Finance Corp.
(b)
............. 3,137 425,503
WW Grainger, Inc. .................... 52,850 53,328,292
Xometry, Inc. , Class A
(a) (b)
............... 55,400 3,294,638
370,698,569
Water Utilities — 0.1%
American States Water Co. .............. 46,530 3,372,494
American Water Works Co., Inc. ........... 235,917 30,787,169
Artesian Resources Corp. , Class A, NVS ..... 17,228 544,577
California Water Service Group ........... 71,816 3,111,787
Consolidated Water Co. Ltd. ............. 17,803 628,268
Essential Utilities, Inc. .................. 343,296 13,168,835
H2O America ....................... 42,080 2,061,499
Middlesex Water Co. .................. 21,786 1,098,450
York Water Co. (The) .................. 24,583 782,723
55,555,802
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 17,836 956,366
Gogo, Inc.
(a)
........................ 83,804 390,527
Telephone & Data Systems, Inc. ........... 118,379 4,853,539
T-Mobile US, Inc. ..................... 582,833 118,338,412
124,538,844
Total Common Stocks — 99 .8%
(Cost: $ 47,311,430,640 ) ............................ 79,982,703,719
Rights
Biotechnology — 0.0%
(a)
AIxCrypto Holdings, Inc., CVR
(b) (d)
......... 14,465 —
Akero Therapeutics, Inc., CVR
(b) (d)
......... 92,024 59,816
Contra Aduro Biotech I, CVR
(d)
........... 4,142 2,113
Dianthus Therapeutics, Inc., CVR ......... 19,942 977
Gyre Therapeutics, Inc., CVR
(b) (d)
.......... 7,839 —
Neurogene, Inc., CVR
(d)
................ 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
....... 722 —
Sanofi Aatd, Inc., CVR
(d)
................ 34,925 57,277
Spyre Therapeutics, Inc., CVR
(d)
.......... 33,740 —
Sting Agonist, CVR
(d)
.................. 11,084 3,768
123,951
Chemicals — 0.0%
Sting Antagonist, CVR
(a)
................ 11,084 4,434
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a) (d)
............................ 266 37
Pharmaceuticals — 0.0%
(a)
Contra Bioblast PH, CVR
(b) (d)
............. 167,980 2
Contra Spectrum Pharmaals, Inc., CVR ..... 146,012 10,330
Seelos Therapeutics, Inc., CVR ........... 43 23
10,355
Total Rights — 0.0%
(Cost: $ 96,701 ) ................................. 138,777

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Real Estate Management & Development — 0.0%
(a) (b)
Opendoor Technologies, Inc. ( Issued/Exercisable
11/18/25 , 1 Share for 1 Warrant, Expires
11/20/26 , Strike Price USD 9.00 ) ........ 26,021 $ 23,419
Opendoor Technologies, Inc. ( Issued/Exercisable
11/18/25 , 1 Share for 1 Warrant, Expires
11/20/26 , Strike Price USD 13.00 ) ....... 26,021 13,538
Opendoor Technologies, Inc. ( Issued/Exercisable
11/18/25 , 1 Share for 1 Warrant, Expires
11/20/26 , Strike Price USD 17.00 ) ....... 26,021 10,393
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 47,350
Total Long-Term Investments — 99.8%
(Cost: $ 47,311,527,341 ) ............................ 79,982,889,846
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(g)
................... 880,463,630 $ 880,903,862
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 101,428,228 101,428,228
Total Short-Term Securities — 1 .2%
(Cost: $ 981,690,118 ) .............................. 982,332,090
Total Investments — 101 .0%
(Cost: $ 48,293,217,459 ) ............................ 80,965,221,936
Liabilities in Excess of Other Assets — (1.0) % ............. (830,437,872)
Net Assets — 100.0% ...............................
$ 80,134,784,064
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,019,455,145 $ — $ (138,546,631)
(a)
$ (22,962) $ 18,310 $ 880,903,862 880,463,630 $ 6,444,070
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 113,818,682 — (12,390,454)
(a)
— — 101,428,228 101,428,228 3,749,044 —
BlackRock, Inc. .......... 157,187,612 19,196,279 (11,200,757) 4,406,579 17,492,875 187,082,588 174,788 2,716,989 —
$ 4,383,617 $ 17,511,185 $ 1,169,414,678 $ 12,910,103 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 371 03/20/26 $ 127,856 $ (1,020,395)
S&P Midcap 400 E-Mini Index ................................................. 45 03/20/26 14,963 (358,559)
$ (1,378,954)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 79,982,703,063 $ 654 $ 2 $ 79,982,703,719
Rights ................................................ — 15,764 123,013 138,777
Warrants .............................................. 47,350 — — 47,350
Short-Term Securities
Money Market Funds ...................................... 982,332,090 — — 982,332,090
$ 80,965,082,503 $ 16,418 $ 123,015 $ 80,965,221,936
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,378,954) $ — $ — $ (1,378,954)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust